As filed with the Securities and Exchange Commission on February 28, 2025

Securities Act Registration No. 333-171987

Investment Company Act Registration No. 811-22524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 183 ☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 184 ☒

PRECIDIAN ETFs TRUST

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Precidian ETFs Trust

Prospectus

February 28, 2025

Precidian ETFs Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Series.” This Prospectus relates solely to the following Series:

Name	Ticker Symbol
Airbus SE ADRhedged™	EADH
Bayer AG ADRhedged™	BAYH
Bayerische Motoren Werke AG ADRhedged™	BMWH
Deutsche Telekom AG ADRhedged™	DTEH
Heineken NV ADRhedged™	HEIH
Hermes International SA ADRhedged™	HESH]
Hitachi Ltd. ADRhedged™	HTHH
L’Oreal SA ADRhedged™	LRLH
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	LVH
Nestle SA ADRhedged™	NSRH
Roche Holding AG ADRhedged™	RHHH
Siemens AG ADRhedged™	SIEH
Softbank Group Corp. ADRhedged™	SFTH

Each Series is an exchange-traded fund. This means that Shares of the Series are listed on Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices. The market price for a Series Shares may be different from its net asset value per share (“NAV”).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured	May Lose Value	No Bank Guarantee

TABLE OF CONTENTS

AIRBUS SE ADRhedged™

Investment Objective

The Airbus SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Airbus SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Airbus SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Airbus SE

Airbus SE is the largest aeronautics and space company in Europe. Airbus SE designs, manufactures, and delivers products, services and solutions for the commercials aircraft, helicopter, defence, and space sectors. Airbus SE is primarily traded on the Paris Stock Exchange, has a market cap of approximately $132.05 billion and annual revenue was reported as 65.45 billion in 2023.

Information regarding Airbus SE may be obtained from publicly available sources including, but not limited to, the company’s website (www.airbus.com), press releases, newspaper articles and other publicly disseminated documents. Airbus SE ADRs trade on the over-the-counter market (“OTC”). Information regarding Airbus SE may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Airbus SE ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Airbus SE, and seek information form their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Airbus SE from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbus SE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Airbus SE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbus SE could affect the value of the Fund’s investments with respect to Airbus SE and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Airbus SE Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Airbus SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, shortages of critical materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Airbus SE Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and aerospace and defense industry companies, Airbus SE faces risks unique to its operations including, among others, geopolitical instability impacting defense spending, complex and costly development projects, stringent regulatory environments, cyber security threats, technological obsolescence, reputational damage from accidents, and potential for ethical concerns surrounding military technology development.

Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent government demand for their products and services. There are significant risks inherent in contracting with governments that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BAYER AG ADRhedged™

Investment Objective

The Bayer AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayer AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayer AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayer AG

Bayer AG is a German multinational company that develops, manufactures, and sells products for human health and agriculture. Bayer AG engages in the business of life science fields of healthcare and nutrition and its products include prescription and over-the-counter drugs, sees, crop protection products, and diagnostic imaging equipment. Bayer AG is primarily traded on the German Stock Exchange, has a market cap of approximately $21.26 billion and annual revenue was reported as $51.75 billion in 2023.

Information regarding Bayer AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.bayer.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Bayer AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup).Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Bayer AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Bayer AG in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Bayer AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Fund has derived all disclosures contained in this document regarding Bayer AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Bayer AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Bayer AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bayer AG could affect the value of the Fund’s investments with respect to Bayer AG and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Bayer AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Bayer AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, litigation, environment concerns, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Bayer AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Bayer AG faces risks unique to its operations including, among others, reduced demand for prescription medicine, growing competition from generic pharmaceuticals, pharmaceutical fraud, rising consumer expectations, data breaches, cybersecurity threats, and supply chain disruptions.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BAYERISCHE MOTOREN WERKE AG ADRhedged™

Investment Objective

The Bayerische Motoren Werke AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayerische Motoren Werke AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayerische Motoren Werke AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayerische Motoren Werke AG

Bayerische Motoren Werke AG, commonly abbreviated to “BMW”, is a German multinational manufacturer of luxury cars, motorcycles, and other vehicles headquartered in Munich, Bavaria, Germany. BMW also offers financing and dealership services. BMW is primarily traded on the Frankfurt Stock Exchange, has a market cap of approximately $48.61 billion and annual revenue was reported as 168.3 billion in 2023.

Information regarding BMW may be obtained from publicly available sources including, but not limited to, the company’s website (www.bmw.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding BMW may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for BMW ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on BMW, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Fund has derived all disclosures contained in this document regarding BMW from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding BMW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMW have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BMW could affect the value of the Fund’s investments with respect to BMW and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

BMW Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. BMW may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, raw materials price risks, environmental risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

BMW Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and automotive companies, BMW faces risks unique to its operations including, among others, fluctuating market demand, rapid technological changes, competition for other luxury brands, evolving regulations, high development costs for new technologies, and potential damage to brand reputation due to quality issues or recalls.

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DEUTSCHE TELEKOM AG ADRhedged™

Investment Objective

The Deutsche Telekom AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Deutsche Telekom AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Deutsche Telekom AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Deutsche Telekom AG

Deutsche Telekom AG is a German telecommunications company headquartered in Bonn and is the largest telecommunications provider in Europe by revenue. Deutsche Telekom AG provides mobile communications, internet, and fixed networks. Deutsche Telekom AG also provides information and communication technology services for business and corporations. Deutsche Telekom AG is listed on the Frankfurt Stock Exchange, has a market cap of approximately $172.6 billion and annual revenue was reported as $93.03 billion in 2023.

Information regarding Deutsche Telekom AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.telekom.com), press releases, newspaper articles and other publicly disseminated documents. Deutsche Telekom AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Deutsche Telekom AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Deutsche Telekom AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Deutsche Telekom AG in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Deutsche Telekom AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Deutsche Telekom AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Deutsche Telekom AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Deutsche Telekom AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Deutsche Telekom AG could affect the value of the Fund’s investments with respect to Deutsche Telekom AG and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Deutsche Telekom AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Deutsche Telekom AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, data security issues, economic uncertainty, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Deutsche Telekom AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunications companies, Deutsche Telekom AG faces risks unique to its operations including, among others, intense market competition, rapidly evolving technology causing obsolescence, regulatory pressures, cyber security threats, data privacy concerns, geopolitical instability, and potential price reductions enforced by regulators; all of which can impact profitability and customer retention.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HEINEKEN NV ADRhedged™

Investment Objective

The Heineken NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Heineken NV in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Heineken NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Heineken N.V.

Heineken N.V., also known as The Heineken Company, is a Dutch multinational brewing company that develops, markets, and sells alcoholic beverages.   Heineken N.V. is traded on the Euronext Amsterdam Exchange, has a market cap of approximately $40.08 billion and annual revenue was reported as $ 39.5 billion in 2023.

Information regarding Heineken N.V. may be obtained from publicly available sources including, but not limited to, the company’s website (www.heineken.com), press releases, newspaper articles and other publicly disseminated documents. Heineken N.V. ADRs trade on the over-the-counter market (“OTC”). Information regarding Heineken N.V. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Heineken N.V. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Heineken N.V. in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Heineken N.V., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Heineken N.V. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Heineken N.V. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Heineken N.V. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Heineken N.V. could affect the value of the Fund’s investments with respect to Heineken N.V. and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Heineken N.V. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Heineken N.V. may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer confidence, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Heineken N.V. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and beverage industry companies, Heineken NV faces risks unique to its operations including, among others, food safety risks, economic downturns, dependence on specific markets, regulatory compliance, and regulatory changes,

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HERMES INTERNATIONAL SA ADRhedged™

Investment Objective

The Hermes International SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hermes International SA in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hermes International SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hermes International SA

Hermes International SA (“Hermes”) is a luxury goods company that designs, produces, and distributes a variety of products including bags, clothing, shoes, and jewelry. Hermes is primarily traded on the Paris Stock Exchange, has a market cap of approximately $296.6 billion and annual revenue was reported as $14.84 billion in 2023.

Information regarding Hermes International SA may be obtained from publicly available sources including, but not limited to, the company’s website (www.hermes.com), press releases, newspaper articles and other publicly disseminated documents. Hermes ADRs trade on the over-the-counter market (“OTC”). Information regarding Hermes may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hermes ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hermes, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Hermes from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hermes is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hermes have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hermes could affect the value of the Fund’s investments with respect to Hermes and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hermes International SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hermes International SA may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer sentiment, changes in technology, disruptions in supply chain, availability of materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hermes Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary industry companies, Hermes faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HITACHI LTD. ADRhedged™

Investment Objective

The Hitachi Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hitachi Ltd. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hitachi Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hitachi Ltd.

Hitachi Ltd. is a Japanese multinational conglomerate that manufactures and sells a variety of products and services. Hitachi’s products and services include digital system and services, energy and railway systems, building systems (e.g., elevators and escalators), home appliances, air conditioners, measurement and analytical systems, water and environmental solutions, mass-produced industrial equipment, custom-made industrial equipment, healthcare products, construction machinery, and automotive systems. Hitachi Ltd. is primarily traded on the Tokyo and Nagoya Stock Exchanges, has a market cap of approximately $123.3 billion and annual revenue was reported as $70.5 billion in 2023.

Information regarding Hitachi Ltd. may be obtained from publicly available sources including, but not limited to, the company’s website (www.hitachi.com), press releases, newspaper articles and other publicly disseminated documents. Hitachi Ltd. ADRs trade on the over-the-counter market (“OTC”). Information regarding Hitachi Ltd. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hitachi Ltd. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hitachi Ltd., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Hitachi Ltd. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hitachi Ltd. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hitachi Ltd. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hitachi Ltd. could affect the value of the Fund’s investments with respect to Hitachi Ltd. and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hitachi Ltd. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hitachi Ltd may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental issues, compliance risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hitachi Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology industry companies, Hitachi Ltd. faces risks unique to its operations including, among others, intense global competition in the technology sector, rapid technological change, supply chain disruptions due to geopolitical factors, fluctuating currency exchange rates, environmental regulations, potential reputational damage from product recalls, and maintaining a skilled workforce in a competitive market.

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

L’OREAL SA ADRhedged™

Investment Objective

The L’Oreal SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of L’Oreal SA in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the L’Oreal SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

L’Oreal SA

L’Oréal S.A. (“L’Oréal”) is a French multinational company that develops, manufactures, and sells cosmetic and personal care products for women and men worldwide. L’Oréal is primarily traded on the Paris Stock Exchange, has a market cap of approximately $188.3 billion and annual revenue was reported as $45.5 billion in 2023.

Information regarding L’Oréal S.A. may be obtained from publicly available sources including, but not limited to, the company’s website (www.loreal.com), press releases, newspaper articles and other publicly disseminated documents. L’Oréal ADRs trade on the over-the-counter market (“OTC”). Information regarding L’Oréal may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for L’Oréal ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on L’Oréal, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding L’Oréal from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding L’Oréal is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of L’Oréal have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning L’Oréal could affect the value of the Fund’s investments with respect to L’Oréal and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

L’Oréal SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. L’Oréal may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental risks, health and safety issues, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

L’Oréal Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, L’Oréal faces risks unique to its operations including, among others, negative publicity due to product safety concerns, regulatory changes impacting ingredients, reputational damage from ethical sourcing issues, fluctuations in consumer trends, intense competition in the beauty market, and potential legal challenges related to product claims or advertising, all of which can significantly impact sales and brand image.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LVMH MOET HENNESSY LOUIS VUITTON SE ADRhedged™

Investment Objective

The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of LVMH Moet Hennessy Louis Vuitton SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the LVMH Moet Hennessy Louis Vuitton SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

LVMH Moet Hennessy Louis Vuitton SE

LVMH Moet Hennessy Louis Vuitton SE (“LVMH”) is a French multinational holding company and conglomerate headquartered in Paris. LVMH is a luxury goods company that produces and sells wine, spirits, fashion, leather goods, perfumes, cosmetics, watches, and jewelry. LVMH is primarily traded on the Paris Stock Exchange, has a market cap of approximately $354.2 billion and annual revenue was reported as $95.2 billion in 2023.

Information regarding LVMH may be obtained from publicly available sources including, but not limited to, the company’s website (www.lvmh.com), press releases, newspaper articles and other publicly disseminated documents. LVMH ADRs trade on the over-the-counter market (“OTC”). Information regarding LVMH may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for LVMH ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on LVMH, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding LVMH from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding LVMH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LVMH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning LVMH could affect the value of the Fund’s investments with respect to LVMH and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

LVMH Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. LVMH Moet Hennessy Louis Vuitton SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, consumer health issues, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LVMH Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, LVMH faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NESTLE SA ADRhedged™

Investment Objective

The Nestle SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Nestle SA in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Nestle SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Nestle SA

Nestle S.A. (“Nestle”) is a Swiss multinational food and beverage conglomerate corporation headquartered in Switzerland. Nestle S.A. manufactures and sells products for people and pets. Nestle is primarily traded on the Swiss Franc Exchange, has a market cap of approximately $218.2 billion and annual revenue was reported as $111.03 billion in 2023.

Information regarding Nestle may be obtained from publicly available sources including, but not limited to, the company’s website (www.nestle.com), press releases, newspaper articles and other publicly disseminated documents. Nestle ADRs trade on the over-the-counter market (“OTC”). Information regarding Nestle may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Nestle ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Nestle in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Nestle, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Nestle from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Nestle is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nestle have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Nestle could affect the value of the Fund’s investments with respect to Nestle and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Nestle Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Nestle Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and food and beverage industry companies, Nestle faces risks unique to its operations including, among others, negative public perception due to ethical concerns regarding their sourcing practices, particularly child labor and environmental impact, fluctuating raw material costs due to climate change, intense competition in the food and beverage market, changing consumer preferences towards healthier options, and potential regulatory issues related to product labeling and marketing; all of which can significantly impact their sales and brand reputation.

Food and Beverage Industry Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ROCHE HOLDING AG ADRhedged™

Investment Objective

The Roche Holding AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Roche Holding AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Roche Holding AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Roche Holding AG

Roche Holding AG (“Roche”) engages in the pharmaceuticals and diagnostics businesses internationally. Roche develops medicines, diagnostics testing and equipment, and digital health solutions. Roche is primarily traded on the Swiss Franc Exchange, has a market cap of approximately $233.6 billion and annual revenue was reported as $64.24 billion in 2023.

Information regarding Roche may be obtained from publicly available sources including, but not limited to, the company’s website (www.roche.com), press releases, newspaper articles and other publicly disseminated documents. Roche AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Roche may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Roche ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Roche in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Roche, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Roche from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roche is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Roche have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roche could affect the value of the Fund’s investments with respect to Roche and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Roche Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Roche may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Roche Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Roche faces risks unique to its operations including, among others, intense competition in the pharmaceutical market, dependence on successful drug development, regulatory hurdles, potential side effects from new medications, clinical trial failures, intellectual property challenges, market fluctuations, reputational damage from adverse events, and changing healthcare policies across different regions.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SIEMENS AG ADRhedged™

Investment Objective

The Siemens AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Siemens AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Siemens AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Siemens AG

Siemens AG is a German multinational technology conglomerate. It is focused on creating products and services for industrial automation, distributed energy resources, rail transport and health technology. Siemens AG is primarily traded on the Frankfurt Stock Exchange, has a market cap of approximately $173.4 billion and annual revenue was reported as $82.4 billion in 2024.

Information regarding Siemens AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.siemens.com), press releases, newspaper articles and other publicly disseminated documents. Siemens AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Siemens AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Siemens AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Siemens AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Siemens AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Siemens AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Siemens AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Siemens AG could affect the value of the Fund’s investments with respect to Siemens AG and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Siemens AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, labor problems or shortages, human rights issues, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Siemens AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology companies, Siemens AG faces risks unique to its operations including, among others, geopolitical instability, trade wars, fluctuating economic conditions, intense competition in the industrial automation market, rapid technological changes, cybersecurity threats, supply chain disruptions, and regulatory compliance challenges across different regions where they operate, particularly in the areas of energy, infrastructure, and industrial automation.

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Rail Transport Risk. Companies that provide rail transport technology and services are subject to the risks of the rail transport industry as a whole. Such risks include, but are not limited to, the risk that a company cannot secure or maintain regulatory qualifications for products and services, non-diverse customer base due to the industry being dominated by a few large participants, changes in regulatory standards for services and equipment, natural disasters that can interrupt railway operations, and obsolete technology.

Health Technology Risk. Health technology companies are subject to unique risks related to intellectual property protection and significant expenditures on research and development that many not produce profitable results. Companies in the health technology industry rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect rights in their proprietary products and technologies. There can be no assurance that steps taken to protect proprietary rights will adequately prevent the misappropriation of technology. Competitors may also develop technologies that are substantially equivalent or superior to such companies’ technology. Health technology companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be profitable.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SOFTBANK GROUP CORP. ADRhedged™

Investment Objective

The Softbank Group Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Softbank Group Corp. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Softbank Group Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Softbank Group Corp.

Softbank Group Corp.(“Softbank”) operates as a holding company, that provides a range of products and services. Through its subsidiary “SoftBank”, businesses include telecommunication services, technology, finance, and media. Softbank is primarily traded on the Tokyo Stock Exchange, has a market cap of approximately $88.81 billion and annual revenue was reported as $48.62 billion in 2023.

Information regarding Softbank may be obtained from publicly available sources including, but not limited to, the company’s website (group.softbank/en), press releases, newspaper articles and other publicly disseminated documents. Softbank ADRs trade on the over-the-counter market (“OTC”). Information regarding Softbank may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Softbank ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Softbank, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Softbank from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Softbank is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Softbank have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Softbank could affect the value of the Fund’s investments with respect to Softbank and therefore the value of the Fund.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

SoftBank Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. SoftBank may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Softbank Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunication services companies, Softbank faces risks unique to its operations including, among others, market volatility, dependence on the tech sector, high debt levels, regulatory changes, geopolitical risks, valuation risks associated with their large investment portfolio, potential for poor investment decisions, competition from other investors, and the need to adapt to rapidly changing technological landscapes.

Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

The Trust is registered under the Investment Company Act of 1940, as amended and currently consists of 48 ADRhedged™ investment portfolios (each, a “Series,” and together, the “Series”). Each Series is an exchange traded fund (“ETF”). ETFs are investment companies the Shares of which are listed on a stock exchange and traded like equity securities at market prices. Generally, ETFs, allow you to buy or sell Shares that represent the collective performance of a selected group of portfolio instruments that are designed to achieve a particular objective. Unlike other ETFs, none of the Series will be taxed as a regulated investment company for tax purposes. Instead, each Series intends to qualify as a grantor trust under the Code. Each Series seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the ADR of a non-U.S. company (each, a “Company,” and together, the “Companies”), hedged against fluctuations in the exchange rate between the U.S. dollar and the local currency of the foreign security underlying the ADR (the “Local Currency”).

Shares of the Series are listed and trade at market prices on the Exchange. The market price for a Share of a Series may be different from the Series most recent NAV per Share. Similar to shares of a mutual fund, each Share of a Series represents a partial ownership in an underlying portfolio of instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all Shareholders at a price based on NAV, Shares of the Series may be purchased or redeemed directly from the Series at NAV solely by Authorized Participants. Also, unlike shares of a mutual fund, Shares of the Series are listed on a national securities exchange and trade in the Secondary Market at market prices that change throughout the day. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRHedged” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Series’ investment manager pursuant to an investment management agreement with the Trust.

Each Series investment objective is not fundamental and therefore each Series investment objective may be changed by the Board of Trustees (the “Board”) of the Trust without Shareholder approval upon sixty (60) days’ written notice to Shareholders, provided any such change does not give the Trustees or related parties the power to vary the investment of the Series. Unless otherwise noted, all other policies of the Series may be changed without Shareholder approval.

This Prospectus provides the information you need to make an informed decision about investing in a Series. It contains important facts about the Trust as a whole and each Series in particular.

Precidian Funds, LLC is the investment manager to the Series.

ADDITIONAL DESCRIPTION OF THE STRATEGIES OF THE SERIES

The Airbus SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Airbus SE.

The Bayer AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Bayer AG.

The Bayerische Motoren Werke AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Bayerische Motoren Werke AG.

The Deutsche Telekom AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Deutsche Telekom AG.

The Heineken NV ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Heineken NV.

The Hermes International SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Hermes International SA.

The Hitachi Ltd. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Hitachi Ltd..

The L’Oreal SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of L’Oreal SA.

The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of LVMH Moet Hennessy Louis Vuitton SE.

The Nestle SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Nestle SA.

The Roche Holding AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Roche Holding AG.

The Siemens AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Siemens AG.

The Softbank Group Corp. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Softbank Group Corp.

ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. The ADRs in which the Series invest in are (1) sponsored or unsponsored ADRs, (2) registered with the U.S. Securities and Exchange Commission on Form F-6 and (3) Level 1 ADRs, all of which are listed on U.S. over-the-counter markets. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities.

Each Series invests in the Portfolio Securities and the Currency Hedge Contract, which is designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is a currency swap. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

On each business day at the same time (“Settlement Time”), the Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the Exchange Rate from the prior Settlement Time.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of these mark to market payments, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series do not seek to replicate the performance of a specified index.

Each Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Because each Series only invests in the ADRs of a Company and the Currency Hedge Contract, each Series will concentrate its investments (i.e., invest 25% or more of its total assets) in the industry or group of industries in which the Company is classified.

Each of the policies and strategies described in this Prospectus, including the investment objective of each Series, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without Shareholder approval. Certain fundamental policies of the Series are set forth in the Series SAI under “Investment Restrictions.”

ADDITIONAL DESCRIPTION OF THE RISKS OF THE SERIES

Investors in a Series should carefully consider the risks of investing in the Series as set forth in the Series Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail.

All Series

Market Risk. The market price of investments owned by the Series may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Foreign Market Risk. Because non-U.S. exchanges may be open on days when a Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell a Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, each Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bear additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, each Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as a Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. To the extent that a Series has only one or a few counterparties, the Series will be exposed to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. A Series is subject to liquidity risk if the Series is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series are subject to valuation risk as they may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because each Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the industry in which the Company is classified or the country in which the Company is located. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Diversification Risk. Each Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Under Rule 12g3-2(b), a foreign private issuer is provided an automatic exemption from registration under Section 12(g) of the Exchange Act if it meets the following three conditions: (1) The foreign private issuer is not required to file reports under Exchange Act Sections 13(a) or 15(d) (such obligations arising generally as a result of a public offering of securities, a listing on a national securities exchange, or voluntary registration under the Exchange Act); (2) The foreign private issuer maintains a listing of the subject class of securities on one or two exchanges in a non-U.S. jurisdiction(s) that comprise more than 55% of its worldwide trading volume (its “Primary Trading Market”); and (3) The foreign private issuer publishes in English on its website (or through an electronic information delivery system generally available to the public in its Primary Trading Market) material items of information that: (a) It has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) It has filed or been required to file with the principal stock exchange in its Primary Trading Market on which its securities are traded and which has been made public by that exchange; or (c) It has distributed or been required to distribute to its security holders. The exemption provided by Rule 12g3-2(b) is self-executing; it does not require foreign private issuers to make a formal application to the Commission for the exemption or submit materials to the Commission to maintain the exemption. To establish the exemption initially, the foreign private issuer must have published electronically in English its non-U.S. disclosure documents published since the first day of its most recently completed fiscal year. To maintain the exemption, the foreign private issuer’s non-U.S. disclosure documents must, on an on-going basis, be electronically published in English on its website promptly. Foreign issuers are not required to provide the information required by Rule 12g3-2 and may cease doing so at any time, which could whether an ADR of the foreign issuer could be quoted in the over-the-counter markets. If this circumstance were to arise and a depositary bank were not to step in and become the sponsor of the securities of such foreign issuer, the Series may be forced to consider whether to liquidate and/or distribute in-kind all of the assets of the Series.

Tax Risk. Each Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, each Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series are subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series face numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to a Series Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy Shares of a Series in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for a Series Shares may not develop and market trading may be halted if trading in the Series underlying securities is halted.

The per share NAV of the Series is calculated at the end of each business day and fluctuates with changes in the market value of the Series holdings since the most recent calculation. The trading prices of the Series Shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Series Shares may deviate significantly from NAV during periods of market volatility. The Manager believes that large discounts or premiums to the NAV of a Series are not likely to be sustained over the long-term because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it likely that the Series Shares normally will trade on exchanges at prices close to the Series next calculated NAV, market prices are not expected to correlate exactly with the Series NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a Shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the Shareholder may sustain losses.

The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Series. The Series have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Series Risk. Each Series is new and as a new series, there can be no assurance that the Series will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Series distributor does not maintain a secondary market in the Series shares. If the Series does not grow its assets to a viable level, it may be difficult for the Manager to implement the Series investment strategies and achieve the desired portfolio diversification.

Airbus SE ADRhedged™, Bayer AG ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Deutsche Telekom AG ADRhedged™, Heineken NV ADRhedged™, Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, Siemens AG ADRhedged™

Investing in the EU Risk. Investments in certain countries in the EU are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the EU’s enlargement to the south and east, and resolution of the EU’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.

Continuing uncertainty as to the status of the euro and the EU and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the value of the Series investments. In June 2016, the UK approved a referendum to leave the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Series investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.

Airbus SE ADRhedged™, Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™

Risks of Investing in France. Investment in French issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Ongoing concerns in relation to the economic health of the EU continue to constrain the economic resilience of certain EU member states, including France. Interest rates on France’s debt may rise to levels that make it difficult for it to service high debt levels without significant financial help from, among others, the European Central Bank and could potentially result in default. In addition, the French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. A reduction in spending on French products and services or changes in any of the economies may cause economic adversity in France. In addition, France has been subject to acts of terrorism, which has created a climate of insecurity that has been detrimental to tourism and may lead to further adverse economic consequences. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products.

Bayer AG ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Deutsche Telekom AG ADRhedged™, Siemens AG ADRhedged™

Risks of Investing in Germany. Investing in German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Hitachi Ltd. ADRhedged™, Softbank Group Corp. ADRhedged™

Risks of Investing in Japan. The Series invests in the ADRs of a Japanese company. Any of the following risks, individually or in the aggregate, can impact an investment made in Japan, and therefore the securities of a Japanese company:

●	Geographic Risk. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.
●	Lack of Natural Resources Risk. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. In particular, the Japanese economy is dependent on global sources of petroleum products, including those in the Middle East. Any disruptions, fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
●	Reliance On Trading Partners Risk. The Japanese economy is heavily dependent on international trade, including trade with the U.S., other Asian countries and European nations, and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has generally been dependent on the U.S. and Chinese economies, with trade increasing with China in recent years.

○	Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic or political events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on the Japanese economy.
○	U.S. Economic Risk. The U.S. is a significant trading partner of Japan. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Japanese economy. Weakness in the U.S. economy or the U.S. dollar could adversely affect Japanese trade with the U.S.
○	European Economic Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries. The European financial markets recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Continuation of these trends could adversely affect Japanese trade with Europe.

●	National Security Risk. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity of North Korea and about maritime territorial claims asserted by China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis.

●	Structural Risks. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Series:

○	Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
○	Political Risk. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Series investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
○	Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
○	Currency Risk. The Japanese Yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. The Japanese Yen may not maintain its long-term value in terms of purchasing power in the future.
○	Labor Risk. Japan has an aging workforce. Its labor market is undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
○

Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.

Heineken NV ADRhedged™

Risk of Investing in the Netherlands. Investment in Dutch issuers will subject the Series to regulatory, political, currency, security, and economic risk specific to the Netherlands and the countries that use the euro. Among other things, the Netherlands’ economy is heavily dependent on trading relationships with certain key trading partners, including Germany, Belgium, the U.K., France and Italy. Future changes in the price or the demand for Dutch products or services by these countries or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Dutch economy and the issuers to which the Series has exposure. The Dutch economy relies on export of financial services to other European countries. European financial markets have from time to time been adversely affected by fiscal crises in other European nations, including Greece, Ireland, Italy, Portugal and Spain. As a result, the Netherlands may have trouble accessing capital markets and may be forced to pay higher interest rates on its debt than if it did not use the euro as its currency. In addition, the Netherlands may be indirectly exposed to the debt of the aforementioned countries through its banking sector. Any default by a country that uses the euro may therefore have a material adverse effect on the Dutch economy.

Nestle SA ADRhedged™, Roche Holding AG ADRhedged™

Risks of Investing in Switzerland. Investment in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. Among other things, Switzerland’s economy is heavily dependent on trading relationships with certain key trading partners, including the U.S., U.K., China, France and Germany. Future changes in the price or the demand for Swiss products or services by these countries or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy and the issuers to which the Fund has exposure. Switzerland’s economy relies heavily on the banking sector, and in recent years, Switzerland has responded to increasing pressure from neighboring countries and trading partners to reform its banking secrecy laws. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy.

Airbus SE ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, Softbank Group Corp. ADRhedged™

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Airbus SE ADRhedged™

Aerospace and Defense Industry Risk. The aerospace and defense industry can be significantly affected by government regulation and spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Bayerische Motoren Werke AG ADRhedged™

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Heineken NV ADRhedged™

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Hermes International SA ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Nestle SA ADRhedged™

Food and Beverage Industry Risk. The food and beverage industry (including, but not limited to the food products industry) is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance. Product recalls require companies in the food and beverage industry to withdraw contaminated or mislabeled products from the market. In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.

Bayer AG ADRhedged™, Roche Holding AG ADRhedged™

Pharmaceutical Industry Risk. The profitability of securities of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures is unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The ability of pharmaceutical companies to commercialize current and any future products also depends in part on the extent reimbursement for the cost of such products and related treatments are available from these third-party payors. A pharmaceutical company’s valuation may also be affected if one of its products proves to be unsafe, ineffective or unprofitable. The stock prices of companies in this sector have been, and will likely continue to be, volatile.

Hitachi Ltd. ADRhedged™, Siemens AG ADRhedged™

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.

Deutsche Telekom AG ADRhedged™, Softbank Group Corp. ADRhedged™

Telecommunications Services Industry Risk. The Series is subject to risks faced by companies in the telecommunications industry, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

EXCLUSION OF MANAGER FROM COMMODITY POOL OPERATOR DEFINITION

With respect to the Series, the Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Series, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Series are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, their investment strategies or its prospectus.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Series on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Series are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Series prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Series issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Series, a Creation Unit is comprised of 10,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Series may not issue or redeem Shares in fractional Creation Units.

To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with Foreside Fund Services, LLC, the Series distributor (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in Shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem Shares directly with a Series in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Shares are listed on the Exchange and are publicly traded. Retail investors may purchase or sell Shares in the Secondary Market (not from a Series) through a broker or dealer. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares. Under normal circumstances, a Series will make an in-kind distribution or pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Series SAI and in the agreement between the AP and the Series distributor. However, the Series reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. The Series anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, a Series reserves the right to pay all of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of ADRs and from existing holdings of cash or cash equivalents, including money market funds.

The creation and redemption processes set forth herein are summaries, and the summaries only apply to Shareholders who purchase or redeem Creation Units (they do not relate to Shareholders who purchase or sell Shares in the Secondary Market). APs should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Series in Secondary Market transactions through broker-dealers. Shares of the Series are listed for trading in the Secondary Market on the Exchange and may also trade on other exchanges or in the over-the-counter market. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots.” When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in U.S. dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

The Series Shares trade under the following trading symbols:

Airbus ADRhedged™	EADH
Bayer AG ADRhedged™	BAYH
Bayerische Motoren Werke AG ADRhedged™	BMWH
Deutsche Telekom AG ADRhedged™	DTEH
Heineken NV ADRhedged™	HEIH
Hermes International SA ADRhedged™	HESH
Hitachi Ltd. ADRhedged™	HTHH
L’Oreal SA ADRhedged™	LRLH
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	LVH
Nestle SA ADRhedged™	NSRH
Roche Holding AG ADRhedged™	RHHH
Siemens AG ADRhedged™	SIEH
Softbank Group Corp. ADRhedged™	SFTH

Book Entry

Shares of the Series are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee, is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a Shareholder meeting of a Series, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Series. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC Participant. This gives the DTC Participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the Shares, and, in turn, the DTC Participant is obligated to follow the voting instructions you provide.

MANAGEMENT

The Board of Trustees of the Trust is responsible for the general oversight of the management of the Series, including general supervision of the Manager and other service providers, but it is not involved in the day-to-day management of the Trust. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Series. A list of the Trustees and Trust Officers, and their present and principal occupations, is provided in the Series SAI.

Investment Manager

The Manager is a Delaware limited liability company formed in 2010. The Manager has been registered as an investment manager with the SEC since 2011 and maintains its principal office at 301 S. State Street, N002, Newtown, Pennsylvania 18940.

The Manager serves as manager to each Series pursuant to an Investment Management Agreement (“Management Agreement”). Subject at all times to the supervision and approval of the Board, the Manager is responsible for the overall management and oversight of the Trust and each of the Series, including determining what investments should be purchased and sold, and placing orders for all such purchases and sales, on behalf of the Series. The Manager has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Series to operate.

As compensation for its services and its assumption of certain expenses, the Series pay the Manager a management fee equal to a percentage of the Series average daily net assets that accrues daily and is paid monthly, as follows:

Series Name	Management Fee
Airbus ADRhedged™	0.17%
Bayer AG ADRhedged™	0.17%
Bayerische Motoren Werke AG ADRhedged™	0.17%
Deutsche Telekom AG ADRhedged™	0.17%
Heineken NV ADRhedged™	0.17%
Hermes International SA ADRhedged™	0.17%
Hitachi Ltd. ADRhedged™	0.17%
L’Oreal SA ADRhedged™	0.17%
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	0.17%
Nestle SA ADRhedged™	0.17%
Roche Holding AG ADRhedged™	0.17%
Siemens AG ADRhedged™	0.17%
Softbank Group Corp. ADRhedged™	0.17%

The Manager may voluntarily waive any portion of its management fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion.

A discussion regarding the basis for the Board of Trustees approving the Management Agreement will be available in the Series report on N-CSR for the period ending June 30, 2025.

Other Expenses. Under the Management Agreement, the Manager is not responsible for any expenses of the Trust. However, the Manager and/or other service providers to the Trust may waive some or all of its fee and/or reimburse expenses to limit the total operating expenses of a Series. The Manager and/or other service providers to the Trust may voluntarily reimburse expenses of a Series from time to time to help it maintain competitive expense ratios or for other business reasons. Any voluntary arrangements may be terminated at any time.

The Manager and its affiliates may deal, trade and invest for their own accounts in the types of securities in which the Series also may invest. The Manager does not use inside information in making investment decisions on behalf of the Series.

Portfolio Management

The individual portfolio managers responsible for the day-to-day management of the portfolio of the Series operate as a team and are:

Daniel McCabe, Chief Executive Officer of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. McCabe served as CEO of Bear Hunter Structured Products LLC, an NYSE and AMEX specialist firm. McCabe joined Bear Hunter in 1997 as Vice President of Structured and Derivative Products, where he ran portfolio trading and managed the firm’s overall exposure in ETFs. He has a background in institutional sales, options trading and index arbitrage with Walsh Greenwood, Merrill Lynch and WG Trading.

Mark Criscitello, Founding Principal of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. Criscitello served as CFO and COO of the Clearance and Execution division of Bear Hunter. Prior to Bear Hunter, Mr. Criscitello spent 18 years at Kalb Voorhis & Co. as an Option trader, COO and CFO, and was responsible for risk management, data systems, self-clearance operations and all financing activities. He has 40 years of experience in the financial industry.

More Information

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series, see the SAI.

OTHER SERVICE PROVIDERS

Series Co-Administrator, Custodian, Accounting and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as fund accounting, co-administrator, custodian, transfer agent and dividend disbursing agent of the Trust and the Series. BNY Mellon is located at 240 Greenwich Street, New York, New York 10286.

Pursuant to a Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Series. In addition, BNY Pursuant to the Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for the Series authorized and issued Shares of beneficial interest and as dividend disbursing agent of the Trust.

BNY Mellon makes office space, equipment, personnel and facilities available to provide such services.

Pursuant to the Custody Agreement with the Trust, BNY Mellon maintains cash, securities and other assets of the Trust and the Series in separate accounts, keeps all required books and records and provides other necessary services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Series.

Co-Administrator

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Series. CFS is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. CFS is responsible for providing certain administrative services to the Trust and the Series, including coordination of meetings of the Board of Trustees and services related thereto and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Series operating expenses other than the Series management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired series fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business.

Distributor

Foreside Fund Services, LLC, the Series distributor (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Series on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Series or the securities that are purchased or sold by the Series. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Independent Registered Public Accounting Firm

KPMG LLP, 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Series.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Series Shares by Series Shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Series are expected to be attractive to active institutional and retail investors interested in buying and selling Series Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Series Shares can only be purchased and redeemed directly from the Series in Creation Units by Authorized Participants, and that the vast majority of trading in the Series Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Series directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Series trading costs and the realization of capital gains. With respect to trades directly with the Series, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Series and increased transaction costs (Series may impose higher transaction fees to offset these increased costs), which could negatively impact the Series ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Series Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Series reserve the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

DISTRIBUTION PLAN

The Board of Trustees has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Series is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and Shareholder services. No Rule 12b-1 fees are currently paid by the Series, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Series assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Manager and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Series. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Series is equal to the Series total assets minus the Series total liabilities divided by the total number of Shares outstanding. Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued at the mean of the bid and ask prices. The Currency Hedge Contract will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time that NAV is calculated. The exchange rate will be established by an independent pricing service approved by the Board. Expenses and fees of the Series accrue daily and are included in the Series total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The securities and other assets of a Series are valued pursuant to the pricing policy and procedures approved by the Board. In calculating NAV, a Series investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Valuation Designee (as defined below) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.

The frequency with which a Series investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Series invests pursuant to its investment objective, strategies and limitations.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Manager as the valuation designee (“Valuation Designee”) for the Series to perform fair value determinations relating to all Series investments. The Manager may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

The NAV is calculated by the administrator and determined each business day as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time).

DISTRIBUTIONS AND TAXES

Distributions

The Series typically earn income from ADR dividends, payments on the Currency Hedge Contract, and the sale of Portfolio Securities when required to do so. All such income will be deposited into the account used to settle the Currency Hedge Contract (“Settlement Account”). Each Shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. This information will be reported to Shareholders on Forms 1099 and a WHFIT Additional Written Statement. Such income generally will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Series has assets in its Settlement Account in excess of 2% of the Series total assets on any quarterly distribution determination date, such Series will distribute such excess pro rata to its Shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. No distribution reinvestment service is provided by the Series. Broker-dealers may make available the DTC book-entry Distribution Reinvestment Service for use by beneficial owners of the Series for reinvestment of their distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, distributions will be automatically reinvested by the Broker in additional whole Shares of the Series purchased in the secondary market. Regarding the sale of Portfolio Securities, Portfolio Securities may be sold in such amounts only to cover then existing Series expenses and cash redemption, which such expenses shall be immediately paid after the sale of such Portfolio Securities.

U.S. Federal Income Taxes

The following discussion of the material U.S. federal income tax consequences generally applies to the purchase, ownership and disposition of Shares by a “U.S. Shareholder” (as defined below). The discussion below is based on the Code, Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this Prospectus. No assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a U.S. Shareholder has invested in a Series, could be applied retroactively.

The tax treatment of Shareholders may vary depending upon their own particular circumstances. Certain Shareholders, including banks, thrift institutions, certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, Shareholders holding Shares as a position in a “hedging,” “straddle,” “conversion” or “constructive sale” transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts, certain other tax-deferred accounts, U.S. expatriates, Shareholders whose “functional currency” is not the U.S. dollar, Shareholders subject to the U.S. federal alternative minimum tax, non-U.S. Shareholders and other Shareholders with special circumstances, may be subject to special rules not discussed below. In addition, the following discussion applies only to U.S. Shareholders who hold Shares as “capital assets.”. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to a Shareholder in light of its particular circumstances. Moreover, the discussion below does not address the effect of any U.S. state, local or foreign tax law on any Shareholder. Shareholders are urged to consult their own tax advisors with respect to all U.S. federal, state, local and foreign tax law considerations potentially applicable to their investment in Shares.

For purposes of this discussion, a “U.S. Shareholder” is a beneficial owner of Shares that is:

●	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
●	A corporation or other entity treated as a corporation for U.S. federal income tax purposes that is created or organized in or under the laws of the United States, any state thereof or the District of Columbia;
●	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●	A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

For U.S. federal income tax purposes, the treatment of any partner in a partnership, including any entity treated as a partnership for U.S. federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their own tax advisors about the U.S. federal income tax consequences of purchasing, owning and disposing of Shares.

The Series have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any U.S. state, foreign country or other taxing jurisdiction.

Tax Treatment of the Series

Each Series intends to qualify as a “grantor trust” for U.S. federal income tax purposes. There can be no assurance that the IRS will agree with this treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position. As a “grantor trust” for U.S. federal income tax purposes, the Series will not pay U.S. federal income tax. Instead, the income and expenses of a Series will be allocated on a pro rata basis to Shareholders, and a Series will report its income, gains, losses and deductions to the IRS and Shareholders on that basis.

If a Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders. In addition, distributions would be taxable to Shareholders generally as ordinary dividends to the extent of the Series current and accumulated earnings and profits.

The grantor trust structure of each Series is intended to be treated as a widely held fixed investment trust (“WHFIT”), and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements. Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT Treasury Regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT. Each Series expects that it will exceed the yearly threshold for simplified WHFIT tax reporting. Therefore, each Series intends to provide the necessary information to middlemen so that they can provide yearly complex WHFIT tax reporting to U.S. shareholders. Prospective U.S. shareholders should understand that computing taxable income from a WHFIT investment may be different and more complicated than such computations for other investment types. Prospective U.S. shareholders should consult their own tax advisors to better understand how complex WHFIT reporting will affect the completion their own tax returns.

Taxation of U.S. Shareholders

U.S. Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Series. U.S. Shareholders also will be treated as if they directly received their respective pro rata shares of a Series income, if any, regardless of whether they receive any distributions from the Series. U.S. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Series expenses. The income from Series assets that is reportable by a U.S. Shareholder is not reduced by amounts used to pay expenses of the Series. Instead, a U.S. Shareholder may deduct its respective pro rata share of each expense incurred by the Series to the same extent as if it directly incurred such expense. U.S. Shareholders that are individuals, estates or trusts, however, may be required to treat some or all of the expenses of the Series as miscellaneous itemized deductions. An individual U.S. Shareholder may not deduct miscellaneous itemized deductions for tax years beginning after December 31, 2017, and before January 1, 2026. For tax years beginning after December 31, 2025, an individual U.S. Shareholder may deduct certain miscellaneous itemized deductions only to the extent they exceed 2% of adjusted gross income. In addition, such deductions may be subject to phase-outs and other limitations under applicable provisions of the Code and Treasury Regulations and, if the U.S. Shareholder is an individual subject to the alternative minimum tax, may not be deductible at all. Generally, any cash distributed by a Series to a U.S. Shareholder is the net of cash income and expenses reported. There may be circumstances under which a U.S. Shareholder is required to recognize income for a taxable year with respect to the Series even if it does not receive a corresponding distribution from the Series.

In the case of a U.S. Shareholder that purchases Shares for cash, its initial tax basis in its pro rata share of the assets held by the Series at the time Shares are acquired will be equal to its cost of acquiring the Shares. In the case of a U.S. Shareholder that acquires its Shares by delivering Portfolio Securities and any cash to the Series, the delivery of the Portfolio Securities and any cash in exchange for the underlying assets represented by the Shares will not be a taxable event to the U.S. Shareholder, and the U.S. Shareholder’s tax basis and holding period for the U.S. Shareholder’s pro rata share of the assets held in the Series will be the same as its tax basis and holding period for the Portfolio Securities and any cash delivered by the U.S. Shareholder in exchange therefor.

When the Series sells Portfolio Securities, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale; and (ii) the U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder has held its Shares for more than one year. A U.S. Shareholder’s tax basis in any Portfolio Securities sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the Portfolio Securities held in the Series immediately prior to the sale, by a fraction the numerator of which is the amount of Portfolio Securities sold and the denominator of which is the total amount of the Portfolio Securities held in the Series immediately prior to the sale. Immediately after any such sale, a U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities remaining in the Series will equal its tax basis in its share of the total amount of the Portfolio Securities held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Portfolio Securities that were sold.

On a sale or other disposition of Shares, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of its tax basis in its pro rata share of the Series assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of its pro rata share of all of the assets held by the Series immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares it held immediately prior to such sale or other disposition. That gain or loss will generally be short-term capital gain or loss if the Shares were held for one year or less and long-term capital gain or loss if the Shares were held for more than one year. After any sale of fewer than all of U.S. Shareholder’s Shares, its tax basis in its pro rata share of the Series assets immediately after the sale of Shares generally will equal the tax basis in its pro rata share of the total amount of the assets of the Series immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by the U.S. Shareholder upon the sale or other disposition.

When a Series sells Series assets, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale and (ii) its tax basis for its pro rata share of the Series assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder is treated as having held its share of the Series assets that were sold for more than one year. A U.S. Shareholder’s tax basis for its share of Series assets sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the assets held by the Series immediately prior to the sale by a fraction, the numerator of which is the amount of Series assets sold and the denominator of which is the total amount of assets held in the Series immediately prior to the sale. After any such sale, a U.S. Shareholder’s tax basis for its pro rata share of the Series remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Series assets that were sold.

A redemption of some or all of a U.S. Shareholder’s Shares in exchange for the underlying assets represented by the Shares redeemed generally will not be a taxable event to the U.S. Shareholder. The U.S. Shareholder’s tax basis in the assets received in the redemption generally will be the same as the U.S. Shareholder’s tax basis in the portion of its pro rata share of the assets held in the Series immediately prior to the redemption that is attributable to the Shares redeemed. This is determined by multiplying the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately prior to the redemption by a fraction, the numerator of which is the number of Shares redeemed and the denominator of which is the number of Shares held by the U.S. Shareholder immediately prior to the redemption. The U.S. Shareholder’s holding period with respect to the assets received should include the period during which the U.S. Shareholder held the Shares redeemed. A subsequent sale of the Portfolio Securities received by the U.S. Shareholder will be a taxable event.

Immediately after any sale or redemption of less than all of a U.S. Shareholder’s Shares, the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately after such sale or redemption generally will equal its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale or redemption, reduced by the portion of such basis that is attributable to the Shares sold or redeemed, as addressed above. The foregoing discussion assumes that all of a U.S. Shareholder’s Shares were acquired on the same date and at the same price per Share. If a U.S. Shareholder owns multiple lots of Shares (i.e., Shares acquired on different dates and/or at different prices), it is uncertain whether the U.S. Shareholder may use the “specific identification” rules that apply under Treasury Regulations Section 1.1012-1(c) with respect to sales of stock, in determining the amount, and the long-term or short-term character, of any gain or loss recognized by the U.S. Shareholder upon the sale of Portfolio Securities held by the Trust, upon the sale of any Shares by the U.S. Shareholder, or upon the sale by the U.S. Shareholder of any Portfolio Securities received by it upon the redemption of any of its Shares. The IRS could take the position that a U.S. Shareholder has a blended tax basis and holding period for its pro rata share of the underlying assets in the Series. However, there is no tax guidance on this point. U.S. Shareholders that hold multiple lots of Shares, or that are contemplating acquiring multiple lots of Shares, should consult their own tax advisors as to the determination of the tax basis and holding period for the underlying assets related to such Shares.

The Series are expected to hold the Portfolio Securities, the Currency Hedge Contract and the Settlement Account. It is possible that the Series will hold other assets and realize income different from those described in this section, in which case a U.S. Shareholder will have U.S. federal income tax consequences different from or in addition to those described in this section.

The Currency Hedge Contract is likely to be classified as a “Section 988 transaction” because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more “nonfunctional currencies.” The Series have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a “Section 988 transaction.”

Generally, gain or loss attributable to a Section 988 transaction is ordinary income or loss rather than capital gain or loss and is sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the Section 988 rules to a “grantor trust,” such as the Series, and there is no assurance that the IRS would respect an election made by a U.S. Shareholder (as opposed to an election by a Series) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically taken and continues to take the position that a “grantor trust,” such as the Series, for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a U.S. Shareholder is deemed for U.S. federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, it may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. U.S. Shareholders are strongly urged to consult their own tax advisors prior to investing in a Series to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Series will not make an election to treat any foreign currency gain or loss as capital gain or loss.

Dividends received by the Series will be taxed to an individual U.S. Shareholder at the same U.S. federal income tax rates that apply to long-term capital gains, provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates. Gains recognized by non-corporate U.S. Shareholders from a Series sale of Portfolio Securities treated as held for more than one year by the U.S. Shareholder are taxed at the maximum rate applicable to long-term capital gains.

Certain non-corporate U.S. Shareholders are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount or their “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular U.S. federal income taxes due on such investment income. U.S. Shareholders are urged to consult their own tax advisors regarding the effect this law may have on an investment in the Shares.

A corporate U.S. Shareholder generally will not be entitled to the dividends-received deduction with respect to any dividends received by a Series, because the dividends-received deduction is generally not available for dividends received from most foreign corporations.

Under the “wash sale” rules, a U.S. Shareholder may not be able to deduct a loss on the Series disposition of Portfolio Securities. As a result, it may be required to recognize income greater than the total cash actually received from the Series during the taxable year.

U.S. Shareholders will be required to recognize gain or loss upon a sale of Series assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Series expenses. Generally, for U.S. federal income tax purposes, a U.S. Shareholder must take into account its full pro rata share of the Series income, even if some of that income is used to pay Series expenses.

Any brokerage or other transaction fees incurred by a U.S. Shareholder in purchasing Shares will be treated as part of its tax basis in the underlying assets of a Series. Similarly, any brokerage fee incurred by a U.S. Shareholder in selling Shares will reduce the amount realized by it with respect to the sale.

The Series will file certain information returns with the IRS, and provide certain tax-related information to Shareholders, in connection with the Series. The Series will make information available that will enable brokers and custodians through which Shareholders hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable Treasury Regulations, each Shareholder will be provided with information regarding its allocable portion of the Series annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. The amount of any backup withholding will be allowed as a credit against a U.S. Shareholder’s U.S. federal income tax liability and may entitle it to a refund, provided that the required information is furnished to the IRS.

This discussion of “U.S. Federal Income Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

TRANSACTION FEES

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Series relating to the cash portion of such creation order. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring securities to the Series and redeemers of Shares in Creation Units are responsible for the costs of transferring securities from the Series. Investors who use the services of a broker or other such intermediary may pay fees for such services.

CODE OF ETHICS

The Trust and the Manager each have adopted a code of ethics that are designed to prevent affiliated persons of the Trust and the Manager from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Series (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Series. The codes are on file with the SEC and are available to the public.

SERIES WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Manager maintains a website for the Series at www.adrhedged.com. The website for the Series contain the following information, on a per-Share basis, for each Series: (1) the prior business day’s NAV; (2) the market closing price or the reported midpoint of the bid-ask spread at the time of NAV calculation (“Bid-Ask Price”); and (3) a calculation of the premium or discount of the market closing price or the Bid-Ask Price against such NAV. In addition, on each business day, before the commencement of trading in Shares on the Exchange, each Series will disclose on its website (www.adrhedged.com) the identities and quantities of the portfolio securities and other assets held by the Series that will form the basis for the calculation of NAV at the end of the business day.

A description of the Series policies and procedures with respect to the disclosure of the Series portfolio securities is available in the SAI.

OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on August 27, 2010. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If Shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of Shareholders will not be held except as required by the Investment Company Act and other applicable law. See the Series SAI for more information concerning the Trust’s form of organization.

PrecidianSM is a service mark of Precidian Funds, LLC.

FINANCIAL HIGHLIGHTS

The Series are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

Precidian ETFs Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Series and the Shares, the following documents are available free upon request:

Annual/Semi-Annual Report

Additional information about the Series investments will be available in the Series annual and semi-annual reports to Shareholders and in Form N-CSR. In the Series annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information

Additional information about the Series and their policies is also available in the Series SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Series annual and semi-annual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds, LLC at 1-844-954-5333. You can also access and download the SAI, annual and semi-annual reports (when available) and other information, such as the Series financial statements, at the Series website: http://www.adrhedged.com.

To obtain other information and for Shareholder inquiries:

By telephone: 1-(844)-954-5333

By mail:	Precidian ETFs Trust 8730 Stony Point Parkway Suite 205 Richmond, VA 23235

On the Internet:	SEC Edgar database: www.sec.gov; or
The Trust: www.adrhedged.com

You may review and obtain copies of Series documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Series documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Series and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Series Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

The Series investment company registration number is 811-22524.

PRECIDIAN ETFs TRUST

STATEMENT OF ADDITIONAL INFORMATION

Dated February 28, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated February 28, 2025 (“Prospectus”) for the Precidian ETFs Trust (“Trust”), relating to the series identified in the table below (each, a “Series” and together, the “Series”), as it may be revised from time to time.

A copy of the Prospectus relating to the Series and, when available, the Series Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling 1-844-954-5333, or by visiting the Trust’s website at www.adrhedged.com.

Series Name	Ticker Symbol	Exchange
Airbus ADRhedged™	EADH	Cboe BZX Exchange, Inc.
Bayer AG ADRhedged™	BAYH	Cboe BZX Exchange, Inc.
Bayerische Motoren Werke AG ADRhedged™	BMWH	Cboe BZX Exchange, Inc.
Deutsche Telekom AG ADRhedged™	DTEH	Cboe BZX Exchange, Inc.
Heineken NV ADRhedged™	HEIH	Cboe BZX Exchange, Inc.
Hermes International SA ADRhedged™	HESH	Cboe BZX Exchange, Inc.
Hitachi Ltd. ADRhedged™	HTHH	Cboe BZX Exchange, Inc.
L’Oreal SA ADRhedged™	LRLH	Cboe BZX Exchange, Inc.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	LVH	Cboe BZX Exchange, Inc.
Nestle SA ADRhedged™	NSRH	Cboe BZX Exchange, Inc.
Roche Holding AG ADRhedged™	RHHH	Cboe BZX Exchange, Inc.
Siemens AG ADRhedged™	SIEH	Cboe BZX Exchange, Inc.
Softbank Group Corp. ADRhedged™	SFTH	Cboe BZX Exchange, Inc.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

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TABLE OF CONTENTS

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

PrecidianSM is a service mark of Precidian Funds, LLC (the “Manager”).

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GENERAL DESCRIPTION OF THE TRUST AND THE SERIES

The Trust was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 48 investment portfolios. This SAI addresses the following investment portfolios of the Trust: Airbus ADRhedged™, Bayer AG ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Deutsche Telekom AG ADRhedged™, Heineken NV ADRhedged™, Hermes International SA ADRhedged™, Hitachi Ltd. ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, Nestle SA ADRhedged™, Roche Holding AG ADRhedged™, Siemens AG ADRhedged™, and Softbank Group Corp. ADRhedged™.

Other portfolios may be added to the Trust in the future. The shares of the Series are referred to herein as “Series Shares” or “Shares.” Beneficial owners of Shares are referred to herein as “Shareholders”.

The Series are managed by the Manager. The Manager has been registered as an investment manager with the U.S. Securities and Exchange Commission (“SEC”) since April 8, 2011.

The Series offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for a basket of securities or instruments (including any portion of such securities or instruments for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”) consisting of the pro rata amount of the net amount of cash in the Settlement Account and the value of the Currency Hedge Contract (defined below) at the time of creation.  Series Shares trade on the Cboe BZX Exchange, Inc. (the “Exchange”) at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and/or a Cash Component.

Transaction fees for cash creations or redemptions may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

Shares of the Series are listed for trading and trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary for the Series to maintain the listing of their Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Series from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Series, there are fewer than 50 beneficial owners of the Shares of the Series; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Series from listing and trading upon termination of such Series.

The Series continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Series obtained from the SEC to operate as exchange-traded funds (“ETFs”). A Series failure to be so listed would result in the termination of the Series.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Series.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objective

The investment objective of each Series is to provide investment results that generally correspond, before fees and expenses, to the total return of the ordinary shares of the non-U.S. company, as designated in such Series name (each, an “Underlying Issuer,” and together, the “Underlying Issuers”), in its local market as traded in its local currency (“Local Currency”). There can be no assurance that a Series objective will be achieved.

Each Series investment objective is not fundamental and therefore each Series investment objective may be changed by the Board of Trustees of the Trust without Shareholder approval upon sixty (60) days’ written notice to Shareholders. Unless otherwise noted, all policies of the Series may be changed without Shareholder approval, provided such change does not give the Trustees or related parties the power to vary the investments of a Series. Any of the Series investment policies not specifically designated as fundamental may be changed without Shareholder approval. Additional information about the Series, their policies, and the investment instruments they may hold, is provided below.

1

The Series share prices will fluctuate with market and economic conditions. The Series should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (“Board”) as fundamental policies that cannot be changed with respect to a Series without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series. The investment objective of the Series and all other investment policies or practices of the Series are considered by the Trust not to be fundamental and accordingly may be changed without Shareholder approval, provided such change does not give the Trustees or related parties the power to vary the investments of a Series. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the Shares of a Series present at a meeting, if the holders of more than 50% of the outstanding Shares of the Series are present or represented by proxy; or (ii) more than 50% of the Shares of a Series.

As a matter of fundamental policy:

A.	Each Series may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

B.	Each Series may not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

C.	Each Series may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Series may be deemed to be an underwriting under the federal securities laws.

D.	Each Series may not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

E.	Each Series may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Series.

F.	Each Series may not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

G.	Each Series may not invest more than 25% of the value of its net assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except that each Series will be concentrated in the industry to which its Underlying Issuer is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which the Underlying Issuer is assigned). The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, each Series will not invest more than 25% of its net assets in any investment company that so concentrates. In complying with this restriction, the Series will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Except with respect to borrowing, if a percentage or rating restriction on an investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in such percentages or restrictions resulting from any cause other than actions by the Series will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, the Series are permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Series from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Series, the Series will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Series to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Series total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Series exceed 5% of the value of the total assets of the Series, the Series will not make additional purchases of securities – the foregoing shall not be construed to prevent a Series from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified: Open-end registered investment companies such as the Series are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares and to divide those series into separate classes. Each Series currently offers one class of shares. The Series have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

2

With respect to the Series Fundamental Policy G as described above, the Series will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments in underlying investment companies when determining its compliance with the policy.

Each Series is classified as non-diversified within the meaning of the 1940 Act and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in the Series is contained in the Series Prospectus under the headings “Principal Risks of Investing in the Series” and “Additional Description of the Risks of the Series.” The discussion below supplements, and should be read in conjunction with, such sections of the Series Prospectus.

General

The Airbus SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Airbus SE.

The Bayer AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Bayer AG.

The Bayerische Motoren Werke AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Bayerische Motoren Werke AG.

The Deutsche Telekom AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Deutsche Telekom AG.

The Heineken NV ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Heineken NV.

The Hermes International SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Hermes International SA.

The Hitachi Ltd. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Hitachi Ltd.

The L’Oreal SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of L’Oreal SA.

The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of LVMH Moet Hennessy Louis Vuitton SE.

The Nestle SA ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Nestle SA.

The Roche Holding AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Roche Holding AG.

The Siemens AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Siemens AG.

The Softbank Group Corp. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Softbank Group Corp.

Each Series invests in the ADRs of the Underlying Issuer (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Series do not seek to replicate the performance of a specified index.  Investment in the Series should be made with an understanding that the value of a Series investments may fluctuate in accordance with changes in the financial condition of the issuer of the Portfolio Securities, the value of ADRs or common stocks generally and other factors.

Each Series intends to qualify as a “grantor trust” under the Internal Revenue Code of 1986, as amended (“Code”). If the Series are at all times operated in accordance with the documents establishing the Series and certain requirements of U.S. federal income tax law are met, and if the Series in fact qualify and continue to qualify as a grantor trust for U.S. federal income tax purposes, the Series will not be taxed as a corporation, but rather, they will be disregarded for U.S. federal income tax purposes.

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Depositary Receipts

ADRs are receipts, typically issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. ADRs are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series will not invest in any ADR that the Manager deems illiquid at the time of purchase or for which pricing information is not readily available. The ADRs the Series invest in are (1) either sponsored or unsponsored ADRs, (2) registered with the SEC on Form F-6 and (3) Level 1 ADRs, all of which are listed on U.S. over-the-counter markets. ADRs involve risks not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. In addition, although the ADRs in which the Series invest will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

The prices of equity securities, including the prices of Series Shares and ADRs, change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.  These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole.

Investing in the ADRs of a foreign company involve special risks and considerations not typically associated with investing in U.S. issuers. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Currency Hedge Contract

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, ADRs are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is with a counterparty as principal and/or agent for other parties.  The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Series to meet grantor trust status under the Code.

A currency swap, such as the Currency Hedge Contract, is an agreement between two parties to exchange periodic cash flows on a notional amount of two currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-U.S. currency for payments in U.S. dollars. The Currency Hedge Contract will be at-the-money at execution (i.e., at the creation of the Series), settle daily at 11:00 am Eastern Time (the “Settlement Time”), and therefore it will again be at-the-money immediately after the Settlement Time. At-the-money means neither the Series nor the counterparty of the Currency Hedge Contract (the “Counterparty”) is due any amounts under the Swap. The notional amount of the Currency Hedge Contract will adjust automatically pursuant to its terms to cover all the ADRs held by the Series at any given time, including ADRs deposited into the Series subsequent to the Series creation. The Counterparty on the Currency Hedge Contract cannot be changed by the Series unless there is a default, including a decline in the credit quality of the Counterparty, under the Currency Hedge Contract.

Each Series will also maintain a settlement account (the “Settlement Account”) primarily for the purpose of the Currency Hedge Contract’s daily settlement. Any dividends received in respect of the ADRs will also be deposited into the Settlement Account. The Settlement Account funds will be temporarily reinvested, pending distributions to Shareholders discussed below in the “DIVIDENDS AND DISTRIBUTIONS” section (each a “Distribution Date”), only in U.S. government securities, bank deposits, bankers’ acceptances, highly rated commercial paper, repurchase agreements relating to high-quality debt instruments, and money market funds (the “Permitted Investments”). Such Permitted Investments that have a term will mature before the applicable Distribution Date.

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The Currency Hedge Contract will settle in cash each day at the Settlement Time. For example, if money is owed to the Series at the Settlement Time, the Counterparty will deposit such amount into the Settlement Account. Conversely, if money is owed to the Counterparty at the Settlement Time, the amount will be withdrawn from the Settlement Account and transferred to the Counterparty. To the extent there is not enough cash in the Settlement Account to satisfy the Series obligation to the Counterparty at the Settlement Time, ADRs of the Series will be sold to generate cash to pay the Counterparty.

Comprehensive Swaps Regulation.  The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The Commodity Futures Trading Commission (“CFTC”) is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps.  In an uncleared swap, such as the Currency Hedge Contract, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Series customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

Risks of swaps generally and the Currency Hedge Contract.  The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. While the Currency Hedge Contract is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the Series if they are unable to deliver or receive a specified currency or funds in settlement of obligations, including any derivative transaction obligations. These actions could also have an adverse effect on the Series currency transactions or cause the Series hedging positions to be rendered useless. The Currency Hedge Contract is subject to market risk; risk of default by the other party to the transaction, known as “counterparty risk;” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. To the extent that the Series have only one or a few counterparties, the Series will be exposed to greater counterparty risk. Moreover, the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Series is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that a Series is contractually entitled to receive.

The risk of loss to the Series for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Series, the risk of loss to the Series is loss of the entire amount that the Series is entitled to receive. If the Series is obligated to pay the net amount, the Series risk of loss is generally limited to that net amount. In addition, a Series risk of loss also includes any margin at risk in the event of default by the counterparty, plus any transaction costs.

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Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Series limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Series may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. The Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Currency Hedge Contract.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.

It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Series ability to benefit from using the Currency Hedge Contract, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps.  Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Series are subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Series risk the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Series will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Series rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Developing government regulation of derivatives.  The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Rule 18f-4 under the 1940 Act governs the Series use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Series. Rule 18f-4 permits the Series to enter into Derivatives Transactions (as defined below), such as the Currency Hedge Contracts, and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Series, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Series is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Series elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Series intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Series is relying on the Limited Derivatives User Exception (as defined below), the Series must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Series to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

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Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if a Series “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Series adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Pursuant to Rule 18f-4, if a Series enters into reverse repurchase agreements or similar financing transactions, the Series will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Series asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

These and other new rules and regulations could, among other things, further restrict the Series ability to engage in, or increase the cost to a Series of, derivatives transactions, for example, by making some types of derivatives no longer available to the Series, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Series, since a Series has to pay fees to its clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Series and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Series to new kinds of risks and costs.

Regulatory Margin Risk. In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. While the Series are not directly subject to these requirements, where the Series counterparties are subject to the requirements, uncleared swaps between a Series and those counterparties are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of margin, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what the Series would agree with its counterparty in the absence of such regulation. In all events, where a Series is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless the Series is in default on its obligations to the swap counterparty.

In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any “variation margin” collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). At this time, the initial margin rules do not apply to the Series swap trading relationships. However, the rules are being implemented on a phased basis, and in the near future, the rules may apply to the Series. In the event that the rules apply, they would impose significant costs on the Series ability to engage in uncleared swaps and, as such, could adversely affect the Manager’s ability to manage the Series, may impair the Series ability to achieve their investment objective and/or may result in reduced returns to the Series investors.

Illiquid Securities

The Series may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Concentration

Because a Series only invests in ADRs of the Underlying Issuer and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Underlying Issuer, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the industry in which the Underlying Issuer is located and the country in which the Underlying Issuer is located.

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As of the date of this SAI, the Series concentrate their investments (i.e., invest 25% or more of their total assets) in the following industries:

Series	Industry
Airbus ADRhedged™	Aerospace
Bayer AG ADRhedged™	Pharmaceuticals,Healthcare,Agricultural Chemicals
Bayerische Motoren Werke AG ADRhedged™	Automotive Manufacturer
Deutsche Telekom AG ADRhedged™	Telecomunications
Heineken NV ADRhedged™	Multinational Brewing and Marketing Company
Hermes International SA ADRhedged™	French Luxury Goods Manufacturer
Hitachi Ltd. ADRhedged™	Multinational Conglomerate Digital Systems,Power,Railway
L’Oreal SA ADRhedged™	Multinational Personalcare Company
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	Multinational Company Specializing in Luxury Goods
Nestle SA ADRhedged™	Food and Beverage
Roche Holding AG ADRhedged™	Multinational Healthcare Company
Siemens AG ADRhedged™	Multinational Technology Conglomerate
Softbank Group Corp. ADRhedged™	Multinational Investment Management Company

Cyber-Security Risk

A Series, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Series or the Manager, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Series. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact a Series ability to calculate NAV, cause the release of private Shareholder information or confidential business information, impede trading, subject the Series to regulatory fines or financial losses and/or cause reputational damage. A Series may also incur additional costs for cyber security risk management purposes. While a Series service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, a Series cannot control the cyber-security plans and systems put in place by its service providers or any other third parties whose operations may affect the Series or its Shareholders. Similar types of cyber-security risks are also present for issuers or securities in which a Series may invest, which could result in material adverse consequences for such issuers and may cause the Series investment in such companies to lose value.

Exclusion of Manager from Commodity Pool Operator Definition

With respect to the Series, the Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Series, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Series are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, their investment strategies or their prospectus.

Portfolio Turnover

The Series portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, the Series portfolio turnover level may adversely affect the ability of a Series to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. In-kind subscriptions and redemptions are not included in the portfolio turnover calculations. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Series invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Series may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in Creation Units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that the Series may or may not distribute to Shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity.

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The Series are newly organized and has not had any operations as of the date of this SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a Portfolio Holdings Policy (“Policy”) designed to govern the disclosure of Series portfolio holdings and the use of material non-public information about Series holdings. The Policy applies to all officers, employees and agents of the Series, including the Manager. The Policy is designed to ensure that the disclosure of information about the Series portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Series.

As an ETF, information about the Series portfolio holdings is made available on a daily basis in accordance with the regulations of the Series Listing Exchange and other applicable SEC regulations, orders and no-action relief.  This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Series will disclose on its website (www.adrhedged.com) at the start of each Business Day (as defined herein) the identities and quantities of the securities and other assets held by the Series that will form the basis of the Series calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to the Series portfolio holdings is permitted to personnel of the Manager, the Distributor and the Series administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Series. The Series Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Series will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Series fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to Shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Series portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

MANAGEMENT

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of Shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Series and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills.

Ms. Mary Lou H. Ivey.  Ms. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Currently, Ms. Ivey serves as the Chief Financial Officer for the Episcopal Church Building Fund since 2022 utilizing her financial knowledge and skills.

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Ms. Laura V. Morrison has over 30 years of experience in leadership roles at global stock exchanges and asset managers. She has extensive knowledge of ETFs as well as mutual funds, having set the strategy and managed the product development, sales distribution and marketing teams at a leading provider. Ms. Morrison also guided the growth of several listing exchanges in the U.S. and Europe including NYSE & Cboe.

Dr. David J. Urban.  Dr. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairperson of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize Shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to Shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Investment companies such as the series, face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Series risks directly and through its officers. While day-to-day risk management responsibilities rest with the Series Chief Compliance Officer, investment managers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Series; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Series investment managers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Series; (5) engaging the services of the Chief Compliance Officer of the Series to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Series financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment manager and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Trustee Emeritus

Mr. Theo H. Pitt is a Trustee Emeritus of the Trust. In his capacity as Trustee Emeritus, he does not have any fiduciary or oversight responsibilities to the Trust, and he does not vote on any matters that may be brought before the Board. As Trustee Emeritus, Mr. Pitt serves the Board in an advisory capacity, which allows the Board to capitalize on the institutional knowledge and experience Mr. Pitt has garnered over many decades in the financial services and investment management industries. Mr. Pitt began serving as Trustee Emeritus on January 1, 2025. Previously, Mr. Pitt served as an Independent Trustee of the Trust from August 2024 until he retired on December 31, 2024.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF SERIES IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since August, 2024	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008 to 2021.	48	Independent Trustee of World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the eighty-seven series of that trust (both registered investment companies).

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NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF SERIES IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Laura V. Morrison 1966 Trustee	Indefinite, Since August, 2024	Owner, LVM Advisory LLC (consulting services to financial institutions) since 2024; Director and Member of Nominating and Governance Committee, Women in ETFs (not for profit) (2021 – present); Formerly, Chief Revenue Officer, Direxion (2022-2023); Senior Vice President, Global Head of Listings, Cboe Global Markets (2015-2022).	48	Independent Trustee of World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the eighty-seven series of that trust (both registered investment companies).
Dr. David J. Urban 1955 Trustee	Indefinite, Since August, 2024	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	48	Independent Trustee of World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the eighty-seven series of that trust (both registered investment companies).

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OFFICERS WHO ARE NOT TRUSTEES

NAME, YEAR OF BIRTH AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since August, 2024	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since August, 2024	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since August, 2024	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively 1969 Secretary	Indefinite, Since August, 2024	Attorney, Practus, LLP (law firm), May 2018 to present.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since August, 2024	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright 1972 Assistant Secretary	Indefinite, Since August, 2024	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
J. Stephen King 1962 Assistant Secretary	Indefinite, Since August, 2024	Attorney, Practus, LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Soth Chin 1966 Assistant Chief Compliance Officer	Indefinite, Since August, 2024	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters 1968 Chief Compliance Officer	Indefinite, Since August, 2024	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Manager and the Series other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

Board Committees

The Board of Trustees has established an Audit Committee, Nominating and Corporate Governance Committee and Qualified Legal Compliance Committee.

The Audit Committee of the Board is comprised of Ms. Ivey, Ms. Morrison, and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of the independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

The Nominating and Corporate Governance committee is comprised of Ms. Ivey, Ms. Morrison, and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which Shareholders of the Trust may make Trustee nominations.

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The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Ms. Morrison, and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Each Trustee receives a retainer fee at the annualized rate of $10,000, paid quarterly. Compensation to be received by each Trustee from the Trust for the Fund’s first fiscal year is estimated as follows:

Name of Trustee / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)
Mary Lou H. Ivey, Trustee	$208	$0	$0	$10,000

Laura V. Morrison, Trustee	$208	$0	$0	$10,000

Dr. David J. Urban, Trustee	$208	$0	$0	$10,000

Theo H. Pitt, Jr., Trustee Emeritus(2)	$104	$0	$0	$5,000

* The Trust does not pay deferred compensation.

(1) The “Fund Complex” consists of the Fund and all series of the Trust that are managed by the Adviser.

(2) Mr. Theo H. Pitt, Jr. retired from the Trust on December 31, 2024 and no longer serves as Trustee.

Trustee Ownership of Series Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund of the Trust, as of December 31, 2023, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Mary Lou H. Ivey	A	A
Laura V. Morrison	A	A
Dr. David J. Urban	A	A

Policies Concerning Personal Investment Activities. The Trust and the Manager have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Series, for their own account.

The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

Proxy Voting Policies. The Trust is required to disclose information concerning the Trust’s proxy voting policies and procedures to Shareholders. The Board has delegated to Manager the responsibility for decisions regarding proxy voting for securities held by the Series. The Manager will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board. The proxy voting policy for the Trust can be found in Exhibit A, the proxy voting policy of the Manager can be found in Exhibit B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Series voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 844-954-5333; (2) on or through the Series website at www.adrhedged.com; and (3) on the SEC’s Internet website at http://www.sec.gov.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

 The Series are newly organized and as of the date of this SAI had no operations.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Manager

Precidian Funds, LLC, a Delaware limited liability company, serves as investment manager to the Series and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Management Agreement between the Trust and the Manager (“Management Agreement”). The Manager was organized in 2010 and is located at 301 S State Street, N002, Newtown, Pennsylvania 18940. Under the Management Agreement, the Manager, subject to the supervision of the Board, provides an investment program for the Series and is responsible for managing the investment of the Series assets in conformity with the stated investment policies of the Series. The Manager is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Series.

In addition to providing management services, under the Management Agreement, the Manager also: (i) supervises all non-management operations of the Series; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Series; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing Shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Series records; and (v) provides office space and all necessary office equipment and services.

The Management Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to each Series from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Series outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series on 60 days’ written notice to the Manager or by the Manager on 60 days’ written notice to the Trust. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Series investment manager pursuant to an investment management agreement with the Trust.

Pursuant to the Management Agreement the Manager is entitled to receive a fee, payable monthly, at the annual rate based on a percentage of the Series average daily net assets as follows:

Series Name	Management Fee
Airbus ADRhedged™	0.17%
Bayer AG ADRhedged™	0.17%
Bayerische Motoren Werke AG ADRhedged™	0.17%
Deutsche Telekom AG ADRhedged™	0.17%
Heineken NV ADRhedged™	0.17%
Hermes International SA ADRhedged™	0.17%
Hitachi Ltd. ADRhedged™	0.17%
L’Oreal SA ADRhedged™	0.17%
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™	0.17%
Nestle SA ADRhedged™	0.17%
Roche Holding AG ADRhedged™	0.17%
Siemens AG ADRhedged™	0.17%
Softbank Group Corp. ADRhedged™	0.17%

From time to time, the Manager may waive all or a portion of its fees.

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Portfolio Managers

As described in the prospectus, Daniel McCabe and Mark Criscitello serve as the Portfolio Managers for each Series and are responsible for the day-to-day management of the portfolios of the Series.

In addition to the Series, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of January 31, 2025:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Daniel McCabe	7	$5.5	0	$0	0	$0	$5.5
Mark Criscitello	7	$5.5	0	$0	0	$0	$5.5

Potential Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Series. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Series managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Series or make investment decisions that are similar to those made for the Series, both of which have the potential to adversely impact a Series depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the management fees paid by the Series, which can cause potential conflicts in the allocation of investment opportunities between a Series and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Portfolio Manager Compensation Structure” below). In addition, current trading practices do not allow the Manager to intentionally favor one portfolio over another as trades are executed as trade orders are received. Program trades created from the portfolio rebalance are executed at market on close.

Portfolio Manager Compensation Structure

Compensation for the portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and the Manager as a whole. The annual incentive award is not based on performance of a Series or the amount of assets held in a Series. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Mr. McCabe and Mr. Criscitello will not be directly compensated for Portfolio Management of these Series.

Portfolio Manager Ownership of Securities

As of the date of this SAI, the Series have not commenced operations, and therefore, the Portfolio Managers do not beneficially own shares of any of the Series.

OTHER SERVICE PROVIDERS

Co-Administrator, Series Accountant, Transfer Agent and Custodian. The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, New York 10286, serves as co-administrator, series accountant, transfer and services agent, and custodian of the Trust and Series (BNY Mellon may be referred to herein in such capacities, the “Custodian” or the “Transfer Agent,” as applicable). Pursuant to the Custody Agreement between BNY Mellon and the Trust, BNY Mellon has agreed to (1) make receipts and disbursements of money on behalf of the Series; (2) collect and receive all income and other payments and distributions on account of the Series portfolio investments; and (3) make periodic reports to the Series concerning the Series operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As Transfer Agent for the Series, the Transfer Agent has agreed to (1) issue and redeem Shares of the Series; (2) make dividend and other distributions to Shareholders of the Series; (3) respond to correspondence by Series Shareholders relating to its duties; (4) maintain Shareholder accounts; and (5) make periodic reports to the Series. As compensation for the foregoing services, BNY receives certain out-of-pocket costs, transaction fees and asset-based fees which are paid monthly by the Administrator. Pursuant to a Fund Administration and Accounting Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Series.

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Co-Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (“CFS”) serves as the Series co-administrator. In its capacity as administrator, CFS supervises certain aspects of the operations of the Series except those performed by the Manager or BNY Mellon. CFS provides certain administrative services and facilities to the Series, including, among other responsibilities, assisting BNY Mellon and the other service providers in the preparation and filing of documents required for compliance by the Series with applicable laws and regulations and arranging for the maintenance of books and records of the Trust and the Series. In addition, CFS makes available the office space, equipment, personnel and facilities required to provide such services. CFS also provides persons satisfactory to the Board to serve as officers of the Trust. CFS receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Series. Under the Fund Services Agreement, CFS has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act; (vi) non-routine or extraordinary expenses; and (vii) the management fees payable to the Manager. CFS may be reimbursed for such expenses by the Series other service providers, including the Manager.

Distributor and Principal Underwriter. Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), (the “Distributor”) the Series distributor, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Series or which securities are to be purchased or sold by the Series.

Distribution Plan

The Trust has adopted a distribution and Shareholder service plan (the “Plan”) with respect to the Series in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Series. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Series may pay the Distributor or certain other parties an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor or the Series may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor or other parties without regard to the distribution expenses incurred by the Distributor or other parties or the amount of payments made to other financial institutions and intermediaries. The Manager pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

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Under the Plan, subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of the Series of the class(es) of Shares identified in Section 2(a) of this Plan, which activities may include, but are not limited to, the following:

(a)  payments to the Trust’s distributor (the “Distributor”) and to securities dealers and others in respect of the sale of Shares of the Series;

(b)  payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of the Series or who render Shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing Shareholder transactions, providing personal services and/or the maintenance of Shareholder accounts, providing other Shareholder liaison services, responding to Shareholder inquiries, providing information on Shareholder investments in the Shares of the Series, and providing such other distribution and Shareholder services as the Trust may reasonably request, arranging for bank wires, assisting Shareholders in changing dividend options, account designations and addresses, providing information periodically to Shareholders showing their positions in the Series, forwarding communications from the Series such as proxies, Shareholder reports, annual reports, and tax notices to Shareholders, processing purchase, exchange, and redemption requests from Shareholders and placing orders with the Series or its service providers;

(c)  formulation and implementation of marketing and promotional activities, including, but  not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(d)  preparation, printing and distribution of sales literature;

(e)  preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing Shareholders of the Trust;

(f)  obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Series investment objectives and policies and other information about the Series, including the performance of the Series;

(g)  obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of the Series, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Manager and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Series. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Series.

Independent Registered Public Accounting Firm

The Trustees have selected the firm of KPMG LLP, to serve as independent registered public accounting firm for the Series for the current fiscal year and to audit the annual financial statements of the Series, prepare the Series federal, state and excise tax returns, and consult with the Series on matters of accounting and federal and state income taxation.

The independent registered public accounting firm will audit the financial statements of the Series at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a Shareholder or a prospective investor requests it.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Manager is responsible for decisions to buy and sell securities for the Series, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Manager, and the negotiation of brokerage commissions. The Series may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Series give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Series policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Manager believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Series from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Manager does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Manager does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

Due to the unique nature of each Series as a grantor trust, certain aspects to the current hedging activities of each Series operations cannot be changed without adversely affecting the Series status as a grantor trust.  As a result, certain service providers, such as a Series trading counterparties, cannot be changed without affecting the Series tax status. Specifically, each Series counterparty for the Currency Hedge Contracts generally cannot be changed without affecting the Series tax status. The Manager will monitor the Currency Hedge Contracts to ensure the economics are reflective of market conditions.

Canadian Imperial Bank of Commerce will serve as the counterparty with each Series in connection with the Currency Hedge Contracts. In order to maintain the Series status as a grantor trust, the Manager will not seek price quotes from other potential counterparties. As a result, the Series may not always achieve the most favorable economics available in the market, although the Manager will monitor the Currency Hedge Contracts as described in the preceding paragraph.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on August 27, 2010, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual Shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust Shareholders. If requested by Shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s Shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust Shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust Shareholders or by written consent.

All Shares are freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional series, only Shares of that series may be entitled to vote on a matter affecting that particular series. Trust Shareholders are entitled to require the Trust to redeem Creation Units if such Shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Series.

The Trust’s Declaration of Trust disclaims liability of the Shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Series Shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Series itself would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Series does not grow to a size to permit it to be economically viable, the Series may cease operations. In such an event, Shareholders may be required to liquidate or transfer their Shares at an inopportune time and Shareholders may lose money on their investment.

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BOOK ENTRY ONLY SYSTEM

DTC acts as securities depository for the Shares. The Shares of the Series are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates are not issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext US (formerly known as the American Stock Exchange LLC) (“Alternext”) and FINRA.

Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it administers its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, do not receive or are entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners are effected as follows. DTC makes available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

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DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Alternext.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Trust issues and sells Shares of a Series only in Creation Units on a continuous basis on any Business Day (the “Execution Date”) following the timely receipt on the Execution Date by the Distributor of a request to create Creation Units at the Shares’ NAV at the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. Eastern Time) on the Execution Date.

If a Shareholder wants to create Creation Units at any time, the Series will create such Creation Units upon the contribution of (i) a pro rata amount of ADRs (“Deposit Securities”) or cash to purchase ADRs and (ii) a specified cash payment consisting of the pro rata amount of the Settlement Account (“Cash Component”), if any, calculated at the Closing Time on the Execution Date.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Units of a Series generally consists of the Deposit Securities and the Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Series Deposit,” which represents the minimum investment amount for a Creation Unit of the Series. Due to the unique nature of each Series, Deposit Securities will consist solely of ADRs of the relevant underlying issuer for each particular Series and/or cash to purchase the relevant amount of ADRs.

The Custodian through NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), an estimate of the required number of Deposit Securities to be included in the Series Deposit (based on information at the Closing Time on the previous Business Day) for a Series. The actual Series Deposit, including Deposit Securities and the Cash Component, for a Creation Unit will be calculated at the close of business on the Execution Date.

The number of ADRs representing Deposit Securities required to create Creation Units for a Series changes from time to time as a result of corporate actions and permitted sales of ADRs by the Manager. In addition, the Trust reserves the right to permit the substitution of an amount of cash (i.e., a “Cash In Lieu Amount”) to replace all or a portion of the Deposit Securities that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason, provided in each case the Series can immediately purchase the required pro rata amount of ADRs using the Cash In Lieu Amount. Purchases of Deposit Securities for Creation Units principally or in part for cash, if permitted, shall be effected in essentially the same manner as in-kind purchases of Creation Units of the Series. The brokerage and related transaction costs associated with the purchase of Deposit Securities by the Series, in addition to the creation transaction fee for such Series, will be solely borne by the Authorized Participant (defined below).

In addition to the estimated number of ADRs constituting the Deposit Securities of the Series Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component per outstanding Creation Unit of the Series. However, the actual Series Deposit, including Deposit Securities and the Cash Component, for a Creation Unit will be calculated at the Closing Time on the Execution Date.

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Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either: (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” (i.e., a broker-dealer or other participant in the Clearing Process); or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Series Shares, whether created through or outside the Clearing Process, are entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor processes orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. Eastern Time) on the Execution Date, as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail is opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by the Closing Time on the Execution Date, then it will be processed at the Closing Time on the Execution Date, i.e., the next Business Day. Purchase orders received in proper form after the Closing Time will be deemed to be transmitted on the following Business Day (the “Deemed Execution Date”) and will be priced based on the NAV determined at the Closing Time on the Deemed Execution Date. Custom orders must be received by the Distributor no later than 3:00 p.m. Eastern Time on the Execution Date to be deemed properly tendered. A custom order may be placed by an Authorized Participant in the event that the Series permits the substitution of an amount of cash to replace some or all Deposit Securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason, provided in each case that the Series can immediately purchase the required pro rata amount of the Deposit Securities using such cash amount. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Series have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Execution Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Execution Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Series Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Through the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Series Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Series Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Execution Date if: (1) such order is received by the Distributor not later than the Closing Time (or 3:00 p.m. Eastern Time in the case of a custom order) on such Execution Date; and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process

Series Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of the Deposit Securities and Cash Component directly through DTC. The Series Deposit transfer must be ordered by the DTC Participant on the Business Day after the Execution Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Series by no later than 11:00 a.m. Eastern Time on the next Business Day following the Execution Date (“DTC Cut-Off-Time”).

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All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of Deposit Securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time on the next Business Day following the Execution Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Execution Date if: (1) such order is received by the Distributor not later than the Closing Time on such Execution Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Execution Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day. The delivery of Creation Units so created will occur no later than the next Business Day following the Execution Date.

Additional transaction costs may be borne by Authorized Participants with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Acceptance of Orders for Creation Units

The Trust reserves the right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the Deposit Securities or Cash Component delivered are not as required; (3) acceptance of the Series Deposit would, in the opinion of counsel, be unlawful; or (4) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Manager that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of Creation Units and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Series Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of ADRs in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any such Deposit Securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after the Execution Date).

Creation Transaction Fee

Authorized Participants will be required to pay a fixed transaction fee (“Creation Transaction Fee”) of $250 for each creation order which represents the maximum transaction fee. Authorized Participants placing a creation order in whole or in part in cash will also be responsible for the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the Deposit Securities to the account of the Trust.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Series, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis through the Distributor at the Shares’ NAV determined at the Closing Time on the day the redemption order is received (“Redemption Date”), after receipt of an order in proper form. The Series will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to a Series, the Custodian, through NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time) on each Business Day, the approximate number of Deposit Securities that will be applicable to redemption requests received in proper form (as described below) on the Redemption Date. However, the actual Deposit Securities and Cash Component to be delivered upon a redemption request will be calculated at the Closing Time on the Redemption Date.

Unless cash redemptions are available or specified for a Series, the redemption proceeds for a Creation Unit will consist of (ii) a pro rata amount of ADRs and (ii) the Cash Component. Deposit Securities (including any portion of the Deposit Securities for which cash may be substituted) and the Cash Component, each as calculated as of the Closing Time on the Redemption Date, less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”) will be delivered upon redemption of Creation Units.

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The right of redemption may be suspended or the date of payment postponed: (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Deposit Securities or determination of the Series NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Through the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Redemption Date if: (1) such order is received by the Distributor not later than Closing Time on such Redemption Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the applicable Series calculated as of the Closing Time on the Redemption Date. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time on the Redemption Date will be deemed to be received on the next Business Day immediately following the Redemption Date and will be effected at the NAV determined on the Redemption Date as of the Closing Time on such Business Day the order is deemed received. The requisite Deposit Securities and Cash Component will be transferred by the next Business Day following the Redemption Date.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of the Deposit Securities and Cash Component directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Redemption Date if: (1) such order is received by the Distributor not later than Closing Time on such Redemption Date; (2) such order is accompanied or followed by the requisite number of Series Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Deposit Securities and Cash Component on the next Business Day following the Redemption Date.

The calculation of the value of the Deposit Securities and the Cash Component to be delivered upon redemption will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed as of the Closing Time on the Redemption Date. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Redemption Date, and the requisite number of Series Shares are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Component to be delivered will be determined by the Custodian at the Closing Time on such Redemption Date. If, however, either: (1) the requisite number of Shares of the relevant Series are not delivered by the DTC Cut-Off-Time, as described above; or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Redemption Date. In such case, the value of the Deposit Securities and Cash Component to be delivered will be computed as of the Closing Time on the Business Day immediately following the Redemption Date provided that the Series Shares of the relevant Series are delivered through DTC to the Custodian by 11:00 a.m. Eastern Time on such day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem Series Shares in cash, and the redeeming Authorized Participant will be required to receive all redemption amounts in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Series Shares based on the NAV determined as of the Closing Time on the Redemption Date (minus a transaction fee which will include an additional charge for cash redemptions to offset the Series brokerage and other transaction costs associated with the disposition of Deposit Securities). Redemptions of Series Shares for Deposit Securities and the Cash Component will be subject to compliance with applicable federal and state securities laws and the Series (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Series Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such redemptions.

Redemption Transaction Fee

Authorized Participants will be required to pay a fixed transaction fee (“Redemption Transaction Fee”) of $250 for each redemption order, which represents the maximum transaction fee.

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Authorized Participants will also bear the costs of transferring the Deposit Securities from the Trust to their account or on their order.

Cash Creations and Redemptions

The Trust reserves the right to offer a “cash” option for creations or redemptions of all Series Shares. A cash creation would involve the delivery of cash in lieu of some or all Deposit Securities for such creation or redemption order. In each instance of such cash creations or redemptions, Authorized Participants placing creation or redemption orders will be responsible for Trust brokerage and other transaction costs associated with using cash to purchase or sell the requisite Deposit Securities. Authorized Participants will also be charged the Creation Transaction Fee or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act of 1933, as amended (the “ Securities Act”), must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for the Series is computed by dividing the value of the net assets of the Series (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Series is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Series NAV, the Series portfolio securities are valued based on market quotations.  When market quotations are not readily available for a portfolio security the Series must use such security’s fair value as determined in good faith in accordance with the Series Pricing and Valuation Guidelines which are approved by the Board of Trustees.

Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued at the mean of the bid and ask prices. The Currency Hedge Contract will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time that NAV is calculated. The exchange rate will be established by an independent pricing service approved by the Board.

If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Valuation Designee (as defined below) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees.  The Series may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Series portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Accordingly, the Series NAV may reflect certain portfolio securities’ fair values rather than their market prices.

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Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Manager as the valuation designee (“Valuation Designee”) for the Series to perform fair value determinations relating to all Series investments. The Manager may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security.

DISTRIBUTIONS

The Series typically earn income from ADR dividends, payments on the Currency Hedge Contract, fees from the sale of Portfolio Securities. All such income will be deposited into the account used to settle the Currency Hedge Contract (“Settlement Account”). Each Shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income generally will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Series has assets in its Settlement Account in excess of 2% of the Series total assets on any quarterly distribution determination date, such Series will distribute such excess pro rata to its Shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. Regarding the sale of Portfolio Securities, Portfolio Securities may be sold in such amounts only to cover then existing Series expenses and cash redemptions of Shares, which such expenses shall be immediately paid after the sale of such Portfolio Securities.

U.S. FEDERAL INCOME TAXES

The following discussion of the material U.S. federal income tax consequences generally applies to the purchase, ownership and disposition of Shares by a “U.S. Shareholder” (as defined below). The discussion below is based on the Code, Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this SAI. No assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a U.S. Shareholder has invested in a Series, could be applied retroactively.

The tax treatment of Shareholders may vary depending upon their own particular circumstances. Certain Shareholders, including banks, thrift institutions, certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, Shareholders holding Shares as a position in a “hedging,” “straddle,” “conversion” or “constructive sale” transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts, certain other tax-deferred accounts, U.S. expatriates, Shareholders whose “functional currency” is not the U.S. dollar, Shareholders subject to the U.S. federal alternative minimum tax, non-U.S. Shareholders and other Shareholders with special circumstances, may be subject to special rules not discussed below. In addition, the following discussion applies only to U.S. Shareholders who hold Shares as “capital assets.”. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to a Shareholder in light of its particular circumstances. Moreover, the discussion below does not address the effect of any U.S. state, local or foreign tax law on any Shareholder. Shareholders are urged to consult their own tax advisors with respect to all U.S. federal, state, local and foreign tax law considerations potentially applicable to their investment in Shares.

For purposes of this discussion, a “U.S. Shareholder” is a beneficial owner of Shares that is:

●	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
●	A corporation or other entity treated as a corporation for U.S. federal income tax purposes that is created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

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●	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●	A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

For U.S. federal income tax purposes, the treatment of any partner in a partnership, including any entity treated as a partnership for U.S. federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their own tax advisors about the U.S. federal income tax consequences of purchasing, owning and disposing of Shares.

The Series have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any U.S. state, foreign country or other taxing jurisdiction.

Tax Treatment of the Series

Each Series intends to qualify as a “grantor trust” for U.S. federal income tax purposes. There can be no assurance that the IRS will agree with this treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position. As a “grantor trust” for U.S. federal income tax purposes, the Series will not pay U.S. federal income tax. Instead, the income and expenses of a Series will be allocated on a pro rata basis to Shareholders, and a Series will report its income, gains, losses and deductions to the IRS and Shareholders on that basis.

If a Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders. In addition, distributions would be taxable to Shareholders generally as ordinary dividends to the extent of the Series current and accumulated earnings and profits.

The grantor trust structure of each Series is intended to be treated as a widely held fixed investment trust (“WHFIT”), and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements. Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT Treasury Regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT. Each Series expects that it will exceed the yearly threshold for simplified WHFIT tax reporting. Therefore, each Series intends to provide the necessary information to middlemen so that they can provide yearly complex WHFIT tax reporting to U.S. shareholders. Prospective U.S. shareholders should understand that computing taxable income from a WHFIT investment may be different and more complicated than such computations for other investment types. Prospective U.S. shareholders should consult their own tax advisors to better understand how complex WHFIT reporting will affect the completion their own tax returns.

Taxation of U.S. Shareholders

U.S. Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Series. U.S. Shareholders also will be treated as if they directly received their respective pro rata shares of a Series income, if any, regardless of whether they receive any distributions from the Series. U.S. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Series expenses. The income from Series assets that is reportable by a U.S. Shareholder is not reduced by amounts used to pay expenses of the Series. Instead, a U.S. Shareholder may deduct its respective pro rata share of each expense incurred by the Series to the same extent as if it directly incurred such expense. U.S. Shareholders that are individuals, estates or trusts, however, may be required to treat some or all of the expenses of the Series as miscellaneous itemized deductions. An individual U.S. Shareholder may not deduct miscellaneous itemized deductions for tax years beginning after December 31, 2017, and before January 1, 2026. For tax years beginning after December 31, 2025, an individual U.S. Shareholder may deduct certain miscellaneous itemized deductions only to the extent they exceed 2% of adjusted gross income. In addition, such deductions may be subject to phase-outs and other limitations under applicable provisions of the Code and Treasury Regulations and, if the U.S. Shareholder is an individual subject to the alternative minimum tax, may not be deductible at all. Generally, any cash distributed by a Series to a U.S. Shareholder is the net of cash income and expenses reported. There may be circumstances under which a U.S. Shareholder is required to recognize income for a taxable year with respect to the Series even if it does not receive a corresponding distribution from the Series.

In the case of a U.S. Shareholder that purchases Shares for cash, its initial tax basis in its pro rata share of the assets held by the Series at the time Shares are acquired will be equal to its cost of acquiring the Shares. In the case of a U.S. Shareholder that acquires its Shares by delivering Portfolio Securities and any cash to the Series, the delivery of the Portfolio Securities and any cash in exchange for the underlying assets represented by the Shares will not be a taxable event to the U.S. Shareholder, and the U.S. Shareholder’s tax basis and holding period for the U.S. Shareholder’s pro rata share of the assets held in the Series will be the same as its tax basis and holding period for the Portfolio Securities and any cash delivered by the U.S. Shareholder in exchange therefor.

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When the Series sells Portfolio Securities, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale; and (ii) the U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder has held its Shares for more than one year. A U.S. Shareholder’s tax basis in any Portfolio Securities sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the Portfolio Securities held in the Series immediately prior to the sale, by a fraction the numerator of which is the amount of Portfolio Securities sold and the denominator of which is the total amount of the Portfolio Securities held in the Series immediately prior to the sale. Immediately after any such sale, a U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities remaining in the Series will equal its tax basis in its share of the total amount of the Portfolio Securities held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Portfolio Securities that were sold.

On a sale or other disposition of Shares, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of its tax basis in its pro rata share of the Series assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of its pro rata share of all of the assets held by the Series immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares it held immediately prior to such sale or other disposition. That gain or loss will generally be short-term capital gain or loss if the Shares were held for one year or less and long-term capital gain or loss if the Shares were held for more than one year. After any sale of fewer than all of U.S. Shareholder’s Shares, its tax basis in its pro rata share of the Series assets immediately after the sale of Shares generally will equal the tax basis in its pro rata share of the total amount of the assets of the Series immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by the U.S. Shareholder upon the sale or other disposition.

When a Series sells Series assets, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale and (ii) its tax basis for its pro rata share of the Series assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder is treated as having held its share of the Series assets that were sold for more than one year. A U.S. Shareholder’s tax basis for its share of Series assets sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the assets held by the Series immediately prior to the sale by a fraction, the numerator of which is the amount of Series assets sold and the denominator of which is the total amount of assets held in the Series immediately prior to the sale. After any such sale, a U.S. Shareholder’s tax basis for its pro rata share of the Series remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Series assets that were sold.

A redemption of some or all of a U.S. Shareholder’s Shares in exchange for the underlying assets represented by the Shares redeemed generally will not be a taxable event to the U.S. Shareholder. The U.S. Shareholder’s tax basis in the assets received in the redemption generally will be the same as the U.S. Shareholder’s tax basis in the portion of its pro rata share of the assets held in the Series immediately prior to the redemption that is attributable to the Shares redeemed. This is determined by multiplying the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately prior to the redemption by a fraction, the numerator of which is the number of Shares redeemed and the denominator of which is the number of Shares held by the U.S. Shareholder immediately prior to the redemption. The U.S. Shareholder’s holding period with respect to the assets received should include the period during which the U.S. Shareholder held the Shares redeemed. A subsequent sale of the Portfolio Securities received by the U.S. Shareholder will be a taxable event.

Immediately after any sale or redemption of less than all of a U.S. Shareholder’s Shares, the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately after such sale or redemption generally will equal its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale or redemption, reduced by the portion of such basis that is attributable to the Shares sold or redeemed, as addressed above. The foregoing discussion assumes that all of a U.S. Shareholder’s Shares were acquired on the same date and at the same price per Share. If a U.S. Shareholder owns multiple lots of Shares (i.e., Shares acquired on different dates and/or at different prices), it is uncertain whether the U.S. Shareholder may use the “specific identification” rules that apply under Treasury Regulations Section 1.1012-1(c) with respect to sales of stock, in determining the amount, and the long-term or short-term character, of any gain or loss recognized by the U.S. Shareholder upon the sale of Portfolio Securities held by the Trust, upon the sale of any Shares by the U.S. Shareholder, or upon the sale by the U.S. Shareholder of any Portfolio Securities received by it upon the redemption of any of its Shares. The IRS could take the position that a U.S. Shareholder has a blended tax basis and holding period for its pro rata share of the underlying assets in the Series. However, there is no tax guidance on this point. U.S. Shareholders that hold multiple lots of Shares, or that are contemplating acquiring multiple lots of Shares, should consult their own tax advisors as to the determination of the tax basis and holding period for the underlying assets related to such Shares.

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The Series are expected to hold the Portfolio Securities, the Currency Hedge Contract and the Settlement Account. It is possible that the Series will hold other assets and realize income different from those described in this section, in which case a U.S. Shareholder will have U.S. federal income tax consequences different from or in addition to those described in this section.

The Currency Hedge Contract is likely to be classified as a “Section 988 transaction” because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more “nonfunctional currencies.” The Series have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a “Section 988 transaction.”

Generally, gain or loss attributable to a Section 988 transaction is ordinary income or loss rather than capital gain or loss and is sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the Section 988 rules to a “grantor trust,” such as the Series, and there is no assurance that the IRS would respect an election made by a U.S. Shareholder (as opposed to an election by a Series) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically taken and continues to take the position that a “grantor trust,” such as the Series, for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a U.S. Shareholder is deemed for U.S. federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, it may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. U.S. Shareholders are strongly urged to consult their own tax advisors prior to investing in a Series to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Series will not make an election to treat any foreign currency gain or loss as capital gain or loss.

Dividends received by the Series will be taxed to an individual U.S. Shareholder at the same U.S. federal income tax rates that apply to long-term capital gains, provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates. Gains recognized by non-corporate U.S. Shareholders from a Series sale of Portfolio Securities treated as held for more than one year by the U.S. Shareholder are taxed at the maximum rate applicable to long-term capital gains.

Certain non-corporate U.S. Shareholders are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount or their “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular U.S. federal income taxes due on such investment income. U.S. Shareholders are urged to consult their own tax advisors regarding the effect this law may have on an investment in the Shares.

A corporate U.S. Shareholder generally will not be entitled to the dividends-received deduction with respect to any dividends received by a Series, because the dividends-received deduction is generally not available for dividends received from most foreign corporations.

Under the “wash sale” rules, a U.S. Shareholder may not be able to deduct a loss on the Series disposition of Portfolio Securities. As a result, it may be required to recognize income greater than the total cash actually received from the Series during the taxable year.

U.S. Shareholders will be required to recognize gain or loss upon a sale of Series assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Series expenses. Generally, for U.S. federal income tax purposes, a U.S. Shareholder must take into account its full pro rata share of the Series income, even if some of that income is used to pay Series expenses.

Any brokerage or other transaction fees incurred by a U.S. Shareholder in purchasing Shares will be treated as part of its tax basis in the underlying assets of a Series. Similarly, any brokerage fee incurred by a U.S. Shareholder in selling Shares will reduce the amount realized by it with respect to the sale.

The Series will file certain information returns with the IRS, and provide certain tax-related information to Shareholders, in connection with the Series. The Series will make information available that will enable brokers and custodians through which Shareholders hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable Treasury Regulations, each Shareholder will be provided with information regarding its allocable portion of the Series annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. The amount of any backup withholding will be allowed as a credit against a U.S. Shareholder’s U.S. federal income tax liability and may entitle it to a refund, provided that the required information is furnished to the IRS.

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This discussion of “U.S. Federal Income Taxes” is for general information only and is not tax advice. All investors should consult their own tax advisers as to the U.S. federal, state, local and foreign tax provisions applicable to them.

FINANCIAL STATEMENTS

KPMG LLP, located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215 , serves as independent registered public accounting firm to the Trust and will perform the annual audit of the financial statements of the Series. The Series are newly organized and as of the date of this SAI had no operations.

OTHER INFORMATION

The Series are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Series particularly or the ability of the Series to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Series.

For purposes of the 1940 Act, the Series are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Series beyond those limitations.

Shareholder inquiries may be made by writing to the Trust at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

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EXHIBIT A

Precidian ETFs Trust

PROXY VOTING POLICY AND PROCEDURES

The Precidian ETFs Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (“Series”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Series’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of the Trust (the “Manager”), as the entity that selects the individual securities that comprise each Series’ portfolio, is the most knowledgeable and best suited to make decisions on how to vote proxies of portfolio companies held by that Series. The Trust shall therefore defer to, and rely on, the Manager to make decisions on how to cast proxy votes on behalf of such Series.

The Trust hereby designates the Manager of the Trust as the entity responsible for exercising proxy voting authority with regard to securities held in each Series’ investment portfolio. Consistent with its duties under this Policy, the Manager shall monitor and review corporate transactions of corporations in which a Series has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Series under the Proxy Rule and the 1940 Act. The Manager shall perform these duties in accordance with the Manager’s proxy voting policy, a copy of which shall be presented to this Board for its review. The Manager shall promptly provide the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, the Manager may be asked to cast a proxy vote that presents a conflict between the interests of a Series’ shareholders, and those of the Manager or an affiliated person of the Manager. In such case, the Manager is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Series’ vote will be cast. In the event that the Board is required to vote a proxy because the Manager has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Manager’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Manager of its final decision on the matter and the Manager shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If the Trust or each Series has a website, the Trust or Series may post a copy of the Manager’s proxy voting policy and the Trust’s Policy on such website. Effective July 1, 2024, each Series is required to post to its website, either each Series’ proxy voting record for the most recent reporting period, or a link to the Edgar filing of the report. In addition, a copy of such policies and of each Series’ proxy voting record shall also be made available, without charge, upon request of any shareholder of a Series, by calling the Trust’s toll-free telephone number as printed in the Series’ prospectus. The Trust’s administrator shall reply to any Series shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Manager shall provide a complete voting record, as required by the Proxy Rule, for each Series of the Trust, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

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EXHIBIT B

PRECIDIAN FUNDS

PROXY VOTING POLICY AND PROCEDURES

Precidian Funds LLC (the “Adviser”) shall vote proxies related to securities held in our clients’ portfolios in the best interest of our clients. All references in these Proxy Voting Policies and Procedures are limited solely to clients for which we have agreed to vote such proxies. A client may reserve to itself the right to vote proxies.

The Adviser’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents.

The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to act solely in the best interest of our clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

●	maintain or strengthen the shared interests of stockholders and management;

●	increase shareholder value; and

●	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above interests. Where we perceive that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, we will generally vote against it. We believe that means for ensuring management accountability to shareholders, in the rare cases where the means are threatened, must not be compromised.

We generally support shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, our voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

We believe that proposals addressing strictly social or political issues are not relevant to the goal of maximizing the return on funds under our management. We will generally vote against such proposals but will consider supporting proposals that seek to protect shareholder rights or minimize risks to shareholder value.

We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

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We have contracted with a third-party proxy firm (“Proxy Advisory Firm”) to provide such proxy voting support. Under the terms of our arrangement with Proxy Advisory Firm, we inform Proxy Advisory Firm, in advance, as to how we intend for certain issues to be voted. Proxy Advisory Firm has categorized common proxy voting issues and we can instruct Proxy Advisory Firm to vote either for or against a particular type of proposal or we can instruct Proxy Advisory Firm to seek specific instruction from us with respect to that particular type of proposal on a case-by-case basis (“Voting Instructions”). We have carefully considered each of the categories of issues presented by Proxy Advisory Firm and have determined which issues we will generally support, which we will generally oppose and which we will vote on a case by case basis after careful evaluation of the issue(s) presented. A basic discussion of our proxy voting philosophies is incorporated into these Proxy Voting Policies and Procedures. We will review our standing Voting Instructions annually. We may alter our standing Voting Instructions at any time and, from time to time, Proxy Advisory Firm may ask us to provide Voting Instructions for additional categories of proxy issues.

Votes will be cast by Proxy Advisory Firm in a timely fashion. Proxy Advisory Firm receives all proxy statements, sorts the proposals according to their categories and votes the proxies according to our Voting Instructions. Proposals for which a voting decision has been predetermined are automatically voted by Proxy Advisory Firm pursuant to the Voting Instructions. We inform Proxy Advisory Firm as to how other proposals are to be voted through Proxy Advisory Firm’s website.

To the extent that a proxy contains a “case-by-case” issue which will not be voted by Proxy Advisory Firm according to our pre-determined Voting Instructions, we review the proxy to assess the extent, if any, to which there may be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”). We perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If we determine that a potential conflict may exist, it shall be reported to our Proxy Voting Committee. The Proxy Voting Committee shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of our clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, the Proxy Voting Committee may resolve a potential conflict in any of the following manners:

●	We may disclose the potential conflict to our clients and obtain the consent of each of our clients before voting such securities pro-rata in accordance with the interests of our clients; or

●	We may engage an independent third-party to determine how the proxy should be voted.

We will use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of our senior portfolio managers actually knew or reasonably should have known of the potential conflict.

We may abstain from voting a client proxy if we conclude that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

We may abstain from voting a client proxy for cost reasons (e.g, costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we will weigh the costs and benefits of voting proxy proposals and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting. In such circumstances, evidence of such determination will be documented and retained.

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To the extent a mutual fund or ETF client invests in shares of other investment companies in accordance with the requirements under Rule 12d1-4 and the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the Adviser will vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.

Unless otherwise directed by a client in writing, we are responsible for voting all proxies related to securities that we manage for clients with respect to which we have accepted proxy voting responsibility in writing. A client may from time to time direct us in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction.

We shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request. We shall keep the following records in an easily accessible place for a period of at least five years, the first two years in our offices:

●	Our Proxy Voting Policies and Procedures;

●	Proxy statements received for client securities (we may rely on filings made on the Securities and Exchange Commission’s EDGAR system to maintain this record);

●	Records of each vote cast on behalf of clients;

●	Records of written client requests for proxy voting information and any written responses by us to any client requests for such information; and

●	Documents prepared by us that were material to making a proxy voting decision or that memorialized the basis for a voting decision.

Proxy votes on behalf of mutual funds and ETFs are disclosed annually on their respective Form N-PX. The most recently filed report on Form N-PX shall be posted on the website beginning the same day it files such information with the SEC. Clients should contact us in writing to obtain information about how we voted proxies with respect to their securities and to request a copy of our Proxy Voting Policies and Procedures at:

Precidian Funds LLC

301 S State Street, Suite N002

Newtown, PA 18940

Our Proxy Voting Policies and Procedures will be reviewed annually. The Proxy Voting Committee will review present procedures and past decisions with the aim of developing the most coherent and understandable proxy voting policy possible. We believe that a careful and continually evolving policy is indispensable to the task of discharging our fiduciary duties as an investment advisor.

These Proxy Voting Policies and Procedures may be amended at any time by the Adviser, provided that material changes that affect proxy voting for mutual fund or ETF clients shall be ratified by the Board of Trustees of such fund within four (4) months of adoption by the Adviser.

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EXHIBIT C

NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

PRECIDIAN ETFs TRUST

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of Precidian ETFs Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter periodically as needed and recommend any changes to the full Board of Trustees.

35

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

PRECIDIAN ETFS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

36

PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Certificate of Amendment to Certificate of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(3)	Second Amended and Restated Declaration of Trust effective August 22, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(b)	Amended B-laws

	(1)	Amended By-Laws effective August 22, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(c)	Instruments Defining Rights of Security Holders

	(1)	Second Amended and Restated Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit (a)2

(d)	Investment Advisory Agreements

	(1)	Amended Investment Management Agreement between the Registrant and Precidian Funds, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 178 on Form N-1A filed on January 14, 2025.

(e)	Underwriting Contracts

	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	First Amendment to Distribution Agreement between the Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 178 on Form N-1A filed on January 14, 2025.

	(3)	Form of Precidian ETFs Trust Authorized Participant Agreement is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and The Bank of New York Mellon is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Form of Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon – Filed Herewith

(h)	Other Material Contracts

(1)

Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Form of Amendment to Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon – Filed Herewith

	(3)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(4)	Form of Amendment to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon – Filed Herewith

	(5)	Amended Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 178 on Form N-1A filed on January 14, 2025.

(i)	Legal Opinion

	(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to all series of the Precidian ETFs Trust dated September 20, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the eighteen new series of the Precidian ETFs Trust dated January 14, 2025 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 178 on Form N-1A filed on January 14, 2025.

	(3)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the thirteen new series of the Precidian ETFs Trust – Filed Herewith.

(j)	Other Opinions - None

(k)	Omitted Financial Statements – Not Applicable

(l)	Not Applicable
(m)	Rule 12b-1 Plan

	(1)	Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 of the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 178 on Form N-1A filed on January 14, 2025.

(n)	Rule 18f-3 Plan – Not Applicable

(o)	Reserved.

(p)	Codes of Ethics

	(1)	Code of Ethics of Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Code of Ethics of Precidian Funds, LLC dated August 5, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(q)	Other

	(1)	Power of Attorney for Mary Lou Ivey, Laura V. Morrison and Dr. David J. Urban, dated January 1, 2025 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 177 on Form N-1A filed on January 6, 2025.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Insurance of Officers, Trustees, and Employees” in Article IX of the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 32.	Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Dividend Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	Bitwise Funds Trust
21.	Bluestone Community Development Fund
22.	BondBloxx ETF Trust

23.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
24.	Bridgeway Funds, Inc.
25.	Brinker Capital Destinations Trust
26.	Brookfield Real Assets Income Fund Inc.
27.	Build Funds Trust
28.	Calamos Convertible and High Income Fund
29.	Calamos Convertible Opportunities and Income Fund
30.	Calamos Dynamic Convertible and Income Fund
31.	Calamos Global Dynamic Income Fund
32.	Calamos Global Total Return Fund
33.	Calamos Strategic Total Return Fund
34.	Carlyle Tactical Private Credit Fund
35.	Cascade Private Capital Fund
36.	Catalyst Strategic Income Opportunities Fund
37.	CBRE Global Real Estate Income Fund
38.	Center Coast Brookfield MLP & Energy Infrastructure Fund
39.	Clifford Capital Partners Fund, Series of World Funds Trust
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Cohen & Steers Infrastructure Fund, Inc.
43.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
44.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
45.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
49.	Davis Fundamental ETF Trust
50.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
51.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
52.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Denali Structured Return Strategy Fund
55.	Dividend Performers ETF, Series of Listed Funds Trust
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Evanston Alternative Opportunities Fund
66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FlexShares Trust
69.	Forum Funds
70.	Forum Funds II
71.	Forum Real Estate Income Fund
72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
74.	Guinness Atkinson Funds
75.	Harbor ETF Trust
76.	Harris Oakmark ETF Trust
77.	Hawaiian Tax-Free Trust
78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

81.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
82.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
83.	IDX Funds
84.	Innovator ETFs Trust
85.	Ironwood Institutional Multi-Strategy Fund LLC
86.	Ironwood Multi-Strategy Fund LLC
87.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
88.	John Hancock Exchange-Traded Fund Trust
89.	Kurv ETF Trust
90.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
91.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
92.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
93.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
94.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
95.	Manor Investment Funds
96.	Milliman Variable Insurance Trust
97.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
98.	Morgan Stanley ETF Trust
99.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
100.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
101.	Morningstar Funds Trust
102.	Mutual of America Investment Corporation
103.	NEOS ETF Trust
104.	Niagara Income Opportunities Fund
105.	NXG Cushing® Midstream Energy Fund
106.	Opal Dividend Income ETF, Series of Listed Funds Trust
107.	OTG Latin American Fund, Series of World Funds Trust
108.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
109.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
110.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
111.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
112.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
114.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
115.	Palmer Square Funds Trust
116.	Palmer Square Opportunistic Income Fund
117.	Partners Group Private Income Opportunities, LLC
118.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
119.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
120.	Perkins Discovery Fund, Series of World Funds Trust
121.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
122.	Plan Investment Fund, Inc.
123.	Point Bridge America First ETF, Series of ETF Series Solutions
124.	Precidian ETFs Trust
125.	Preferred-Plus ETF, Series of Listed Funds Trust
126.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
127.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
128.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
129.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
130.	Renaissance Capital Greenwich Funds
131.	Reynolds Funds, Inc.
132.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
133.	RiverNorth Patriot ETF, Series of Listed Funds Trust
134.	RMB Investors Trust
135.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
136.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
137.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
138.	Roundhill Cannabis ETF, Series of Listed Funds Trust

139.	Roundhill ETF Trust
140.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
141.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
142.	Roundhill Video Games ETF, Series of Listed Funds Trust
143.	Rule One Fund, Series of World Funds Trust
144.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
145.	Six Circles Trust
146.	Sound Shore Fund, Inc.
147.	SP Funds Trust
148.	Sparrow Funds
149.	Spear Alpha ETF, Series of Listed Funds Trust
150.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
151.	STF Tactical Growth ETF, Series of Listed Funds Trust
152.	Strategic Trust
153.	Strategy Shares
154.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
155.	Tekla World Healthcare Fund
156.	Tema ETF Trust
157.	The 2023 ETF Series Trust
158.	The 2023 ETF Series Trust II
159.	The Cook & Bynum Fund, Series of World Funds Trust
160.	The Community Development Fund
161.	The Finite Solar Finance Fund
162.	The Private Shares Fund
163.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
164.	Third Avenue Trust
165.	Third Avenue Variable Series Trust
166.	Tidal ETF Trust
167.	Tidal Trust II
168.	Tidal Trust III
169.	TIFF Investment Program
170.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
171.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
172.	Timothy Plan International ETF, Series of The Timothy Plan
173.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
174.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
176.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
177.	Total Fund Solution
178.	Touchstone ETF Trust
179.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
180.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
181.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Long Ether Daily Target ETF
183.	TrueShares Active Yield ETF, Series of Listed Funds Trust
184.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
194.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

197.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
198.	U.S. Global Investors Funds
199.	Union Street Partners Value Fund, Series of World Funds Trust
200.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
201.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
202.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
203.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
204.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
205.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
206.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
207.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
208.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
209.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
211.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
212.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
213.	VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II
214.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
215.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
217.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
219.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
221.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
222.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
225.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
226.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
227.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
230.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
231.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
232.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
233.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
234.	Virtus Stone Harbor Emerging Markets Income Fund
235.	Volatility Shares Trust
236.	WEBs ETF Trust
237.	Wellington Global Multi-Strategy Fund
238.	West Loop Realty Fund, Series of Investment Managers Series Trust
239.	Wilshire Mutual Funds, Inc.
240.	Wilshire Variable Insurance Trust
241.	WisdomTree Digital Trust
242.	WisdomTree Trust
243.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Name	Address	Position with Underwriter	Position with Registrant
Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President Vice President	None None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary Treasurer	None None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Precidian Funds LLC, 301 S. State Street, Suite N002, Newtown, PA 18940

b)	Co-Administrator, Fund Accountant, Custodian, Transfer Agent	The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286

c)	Co-Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

d)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 183 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 28th day of February, 2025.

PRECIDIAN ETFS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 183 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Mary Lou H. Ivey	Trustee	February 28, 2025

* Laura V. Morrison	Trustee	February 28, 2025

*Dr. David J. Urban	Trustee	February 28, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	February 28, 2025
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	February 28, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed herewith as.Exhibit 99(q) filed on January 6, 2025 (Accession No. 0001839882-25-000663)

EXHIBITS

(g)(2)	Form of Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon.

(h)(2)	Form of Amendment to Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon.

(h)(4)	Form of Amendment to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon.

(i)(3)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the thirteen new series of the Precidian ETFs Trust.